UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 – January 31, 2019

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2019. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (84.0%)
Communication Services (4.5%)
Entertainment (1.1%)
Live Nation Entertainment, Inc.
2.500%, 5/15/19	$56,000	$86,323
2.500%, 3/15/23§	30,000	32,315
Pandora Media, Inc.
1.750%, 12/1/23	110,000	123,094

		241,732

Interactive Media & Services (1.4%)
Momo, Inc.
1.250%, 7/1/25§	61,000	51,825
Twitter, Inc.
0.250%, 6/15/24§	171,000	158,884
Weibo Corp.
1.250%, 11/15/22§	91,000	82,193
Zillow Group, Inc.
1.500%, 7/1/23	34,000	30,096

		322,998

Media (2.0%)
DISH Network Corp.
3.375%, 8/15/26	395,000	335,553
Liberty Interactive LLC
1.750%, 9/30/46§	116,000	130,302

		465,855

Total Communication Services		1,030,585

Consumer Discretionary (8.3%)
Automobiles (1.1%)
Tesla, Inc.
2.375%, 3/15/22	209,000	241,903

Hotels, Restaurants & Leisure (1.3%)
Caesars Entertainment Corp.
5.000%, 10/1/24	207,000	305,420

Internet & Direct Marketing Retail (5.1%)
Booking Holdings, Inc.
0.350%, 6/15/20	297,000	422,526
Ctrip.com International Ltd.
1.250%, 9/15/22	45,000	44,015
Etsy, Inc.
(Zero Coupon), 3/1/23§	67,000	108,833
IAC FinanceCo, Inc.
0.875%, 10/1/22§	147,000	217,780
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	102,000	98,832
MercadoLibre, Inc.
2.000%, 8/15/28§	122,000	126,647
Wayfair, Inc.
0.375%, 9/1/22	125,000	151,651

		1,170,284

Specialty Retail (0.8%)
RH
(Zero Coupon), 7/15/20	61,000	77,658
(Zero Coupon), 6/15/23§	119,000	113,035

		190,693

Total Consumer Discretionary		1,908,300

Energy (3.9%)
Energy Equipment & Services (2.1%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	148,000	129,519
Transocean, Inc.
0.500%, 1/30/23	182,000	198,522
Weatherford International Ltd.
5.875%, 7/1/21	243,000	166,250

		494,291

Oil, Gas & Consumable Fuels (1.8%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	89,250
Chesapeake Energy Corp.
5.500%, 9/15/26(e)	139,000	123,583
Oasis Petroleum, Inc.
2.625%, 9/15/23	56,000	52,920
PDC Energy, Inc.
1.125%, 9/15/21	159,000	143,796

		409,549

Total Energy		903,840

Financials (1.7%)
Consumer Finance (0.8%)
Encore Capital Group, Inc.
3.000%, 7/1/20	90,000	84,576
PRA Group, Inc.
3.500%, 6/1/23	99,000	92,506

		177,082

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	60,000	56,964

Thrifts & Mortgage Finance (0.7%)
LendingTree, Inc.
0.625%, 6/1/22	106,000	161,843

Total Financials		395,889

Health Care (21.4%)
Biotechnology (9.1%)
Alder Biopharmaceuticals, Inc.
2.500%, 2/1/25	115,000	110,067
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	211,000	254,742
Clovis Oncology, Inc.
2.500%, 9/15/21	128,000	116,879
Exact Sciences Corp.
1.000%, 1/15/25	296,000	410,369
Flexion Therapeutics, Inc.
3.375%, 5/1/24	144,000	130,189
Incyte Corp.
1.250%, 11/15/20	75,000	119,625
Insmed, Inc.
1.750%, 1/15/25	175,000	158,270
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	81,000	89,758
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23§	282,000	239,314
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	65,000	88,127
Radius Health, Inc.
3.000%, 9/1/24	69,000	55,888
Retrophin, Inc.
2.500%, 9/15/25	58,000	51,330
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	139,000	284,283

		2,108,841

Health Care Equipment & Supplies (4.5%)
CONMED Corp.
2.625%, 2/1/24§	67,000	68,270

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
DexCom, Inc.
0.750%, 5/15/22	$170,000	$259,038
Insulet Corp.
1.375%, 11/15/24§	151,000	165,104
Nevro Corp.
1.750%, 6/1/21	182,000	175,208
NuVasive, Inc.
2.250%, 3/15/21	107,000	114,412
Wright Medical Group NV
2.250%, 11/15/21	171,000	253,551

		1,035,583

Health Care Providers & Services (2.0%)
Anthem, Inc.
2.750%, 10/15/42	54,000	225,518
Molina Healthcare, Inc.
1.125%, 1/15/20	74,000	241,924

		467,442

Health Care Technology (2.1%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	104,275
Evolent Health, Inc.
2.000%, 12/1/21	124,000	131,765
Teladoc Health, Inc.
3.000%, 12/15/22	152,000	248,615

		484,655

Life Sciences Tools & Services (1.0%)
Illumina, Inc.
0.500%, 6/15/21	182,000	230,365

Pharmaceuticals (2.7%)
Dermira, Inc.
3.000%, 5/15/22	207,000	157,901
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	91,000	94,932
Jazz Investments I Ltd.
1.875%, 8/15/21	175,000	171,470
Medicines Co. (The)
2.500%, 1/15/22	131,000	120,003
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24§	91,000	74,254

		618,560

Total Health Care		4,945,446

Industrials (5.9%)
Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	91,000	97,858
Echo Global Logistics, Inc.
2.500%, 5/1/20	200,000	196,625

		294,483

Building Products (0.6%)
Patrick Industries, Inc.
1.000%, 2/1/23§	182,000	150,946

Construction & Engineering (1.6%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	171,110
KBR, Inc.
2.500%, 11/1/23§	62,000	58,978
Tutor Perini Corp.
2.875%, 6/15/21	143,000	135,557

		365,645

Machinery (1.7%)
Chart Industries, Inc.
1.000%, 11/15/24§	155,000	213,404
Greenbrier Cos., Inc. (The)
2.875%, 2/1/24	170,000	174,138

		387,542

Transportation Infrastructure (0.7%)
Macquarie Infrastructure Corp.
2.000%, 10/1/23	191,000	165,857

Total Industrials		1,364,473

Information Technology (36.5%)
Communications Equipment (3.4%)
Finisar Corp.
0.500%, 12/15/36	45,000	43,577
Infinera Corp.
2.125%, 9/1/24	155,000	116,327
Lumentum Holdings, Inc.
0.250%, 3/15/24	253,000	270,982
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	281,656
0.750%, 7/1/23§	73,000	75,932

		788,474

Electronic Equipment, Instruments & Components (0.6%)
TTM Technologies, Inc.
1.750%, 12/15/20	105,000	133,678

IT Services (3.5%)
Akamai Technologies, Inc.
0.125%, 5/1/25§	61,000	58,218
Cardtronics, Inc.
1.000%, 12/1/20	41,000	38,752
GDS Holdings Ltd.
2.000%, 6/1/25§	122,000	97,385
Okta, Inc.
0.250%, 2/15/23§	90,000	162,225
Square, Inc.
0.500%, 5/15/23§	181,000	213,667
Twilio, Inc.
0.250%, 6/1/23§	82,000	138,693
Wix.com Ltd.
(Zero Coupon), 7/1/23§	87,000	90,287

		799,227

Semiconductors & Semiconductor Equipment (15.9%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	107,000	334,124
Cypress Semiconductor Corp.
4.500%, 1/15/22	96,000	117,429
Inphi Corp.
1.125%, 12/1/20	87,000	101,118
Intel Corp.
3.250%, 8/1/39	211,000	483,850
Microchip Technology, Inc.
1.625%, 2/15/25	259,000	407,939
1.625%, 2/15/27	485,000	518,950
Micron Technology, Inc.
Series F 2.125%, 2/15/33	47,000	163,749
Series G 3.000%, 11/15/43	296,000	389,818
Novellus Systems, Inc.
2.625%, 5/15/41	94,000	488,479
NXP Semiconductors NV
1.000%, 12/1/19	45,000	46,360

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
ON Semiconductor Corp.
1.000%, 12/1/20	$199,000	$244,491
Rambus, Inc.
1.375%, 2/1/23	91,000	81,042
SunPower Corp.
4.000%, 1/15/23	30,000	23,550
Synaptics, Inc.
0.500%, 6/15/22	107,000	95,508
Teradyne, Inc.
1.250%, 12/15/23	121,000	157,578

		3,653,985

Software (12.0%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	213,525
Coupa Software, Inc.
0.375%, 1/15/23§	80,000	160,279
DocuSign, Inc.
0.500%, 9/15/23§	122,000	122,305
FireEye, Inc.
0.875%, 6/1/24§	121,000	126,224
Guidewire Software, Inc.
1.250%, 3/15/25	167,000	168,844
HubSpot, Inc.
0.250%, 6/1/22	91,000	157,645
Nutanix, Inc.
(Zero Coupon), 1/15/23§	181,000	224,814
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	90,711
Q2 Holdings, Inc.
0.750%, 2/15/23§	75,000	88,564
RealPage, Inc.
1.500%, 11/15/22	93,000	133,652
RingCentral, Inc.
(Zero Coupon), 3/15/23§	78,000	99,937
ServiceNow, Inc.
(Zero Coupon), 6/1/22	119,000	198,984
Splunk, Inc.
0.500%, 9/15/23§	322,000	342,729
1.125%, 9/15/25§	61,000	65,649
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	91,397
Verint Systems, Inc.
1.500%, 6/1/21	188,000	187,608
Workday, Inc.
0.250%, 10/1/22	141,000	190,593
Zendesk, Inc.
0.250%, 3/15/23§	90,000	112,771

		2,776,231

Technology Hardware, Storage & Peripherals (1.1%)
Pure Storage, Inc.
0.125%, 4/15/23§	171,000	166,371
Western Digital Corp.
1.500%, 2/1/24§	106,000	91,033

		257,404

Total Information Technology		8,408,999

Materials (0.7%)
Metals & Mining (0.7%)
Allegheny Technologies, Inc.
4.750%, 7/1/22	42,000	84,680
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	61,000	87,382

Total Materials		172,062

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Colony Capital, Inc. (REIT)
5.000%, 4/15/23	111,000	102,155
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	54,000	58,811

		160,966

Real Estate Management & Development (0.4%)
Redfin Corp.
1.750%, 7/15/23	97,000	84,432

Total Real Estate		245,398

Total Convertible Bonds		19,374,992

Total Long-Term Debt Securities (84.0%) (Cost $18,449,926)		19,374,992

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Energy (0.3%)
Energy Equipment & Services (0.3%)
Nabors Industries Ltd.,
6.000%	3,147	74,238

Total Energy		74,238

Financials (6.3%)
Banks (4.7%)
Bank of America Corp.,
Series L
7.250%	292	377,603
Wells Fargo & Co.,
Series L
7.500%	550	705,210

		1,082,813

Capital Markets (0.9%)
Mandatory Exchangeable Trust,
5.750%§	1,083	204,741

Insurance (0.7%)
Assurant, Inc.,
Series D
6.500%	1,583	165,059

Total Financials		1,452,613

Health Care (2.6%)
Health Care Equipment & Supplies (2.6%)
Becton Dickinson and Co.,
Series A
6.125%	9,652	593,598

Total Health Care		593,598

Industrials (1.5%)
Machinery (1.5%)
Fortive Corp.,
Series A
5.000%	273	268,329
Rexnord Corp.,
Series A
5.750%	1,335	74,119

Total Industrials		342,448

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (1.0%)
Electronic Equipment, Instruments & Components (1.0%)
Belden, Inc.,
6.750%	1,833	$134,304
MTS Systems Corp.,
8.750%	812	86,231

Total Information Technology		220,535

Materials (0.8%)
Chemicals (0.8%)
International Flavors & Fragrances, Inc.,
6.000%	2,260	122,289
Rayonier Advanced Materials, Inc.,
Series A
8.000%	548	56,992

Total Materials		179,281

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Crown Castle International Corp. (REIT),
Series A
6.875%	186	205,790
Welltower, Inc. (REIT),
Series I
6.500%	1,076	73,717

Total Real Estate		279,507

Utilities (0.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.123%	1,095	64,944

Multi-Utilities (0.3%)
Dominion Energy, Inc.,
Series A
6.750%	1,210	58,141
Sempra Energy,
Series A
6.000%	270	27,089

		85,230

Total Utilities		150,174

Total Convertible Preferred Stocks (14.3%) (Cost $3,224,604)		3,292,394

Total Investments in Securities (98.3%) (Cost $21,674,530)		22,667,386
Other Assets Less Liabilities (1.7%)		381,587

Net Assets (100%)		$23,048,973

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2019, the market value of these securities amounted to $4,732,740 or 20.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2019. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,030,585	$—	$1,030,585
Consumer Discretionary	—	1,908,300	—	1,908,300
Energy	—	903,840	—	903,840
Financials	—	395,889	—	395,889
Health Care	—	4,945,446	—	4,945,446
Industrials	—	1,364,473	—	1,364,473
Information Technology	—	8,408,999	—	8,408,999
Materials	—	172,062	—	172,062
Real Estate	—	245,398	—	245,398
Convertible Preferred Stocks
Energy	74,238	—	—	74,238
Financials	1,247,872	204,741	—	1,452,613
Health Care	593,598	—	—	593,598
Industrials	342,448	—	—	342,448
Information Technology	220,535	—	—	220,535
Materials	179,281	—	—	179,281
Real Estate	279,507	—	—	279,507
Utilities	150,174	—	—	150,174

Total Assets	$3,087,653	$19,579,733	$—	$22,667,386

Total Liabilities	$—	$—	$—	$—

Total	$3,087,653	$19,579,733	$—	$22,667,386

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,420,803
Aggregate gross unrealized depreciation	(1,569,175)

Net unrealized appreciation	$851,628

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,815,758

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.4%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
3.070%, 4/25/36(l)		$1,400,000	$1,382,476
Carrington Mortgage Loan Trust,
Series 2005-NC2 M4
3.530%, 5/25/35(l)		742,055	743,131
Park Place Securities, Inc. Asset- Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
3.200%, 5/25/35(l)		774,996	771,813
Popular ABS Mortgage Pass- Through Trust,
Series 2005-5 MV1
2.950%, 11/25/35(l)		879,715	873,617
Towd Point Mortgage Trust,
Series 2017-6 A1
2.750%, 10/25/57(l)§		819,721	796,570

Total Asset-Backed Securities			4,567,607

Collateralized Mortgage Obligations (8.0%)
FNMA,
Series 2016-C03 1M2
7.810%, 10/25/28(l)		581,000	672,112
Series 2016-C04 1M2
6.760%, 1/25/29(l)		1,000,000	1,112,237
TDA CAM FTA,
Series 7 B
0.000%, 2/26/49(e)(l)(m)	EUR	1,100,000	953,744

Total Collateralized Mortgage Obligations			2,738,093

Commercial Mortgage-Backed Securities (4.2%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.307%, 3/25/23 IO(l)		$13,497,731	582,979
Series K727 A1
2.632%, 10/25/23		843,856	838,733

Total Commercial Mortgage-Backed Securities			1,421,712

Corporate Bonds (18.1%)
Communication Services (2.0%)
Wireless Telecommunication Services (2.0%)
Sprint Corp.
7.250%, 9/15/21		645,000	677,250

Total Communication Services			677,250

Financials (11.7%)
Banks (5.2%)
Bank of America Corp.
Series L
2.250%, 4/21/20		450,000	446,925
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 4.047%, 7/1/26(k)		450,000	450,411
JPMorgan Chase & Co.
2.400%, 6/7/21		450,000	443,735
UBS Group Funding Switzerland AG
(ICE LIBOR USD 3 Month + 1.22%), 3.873%, 5/23/23(k)§		450,000	450,029

			1,791,100

Capital Markets (2.6%)
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 3.427%, 2/23/23(k)		900,000	889,778

Consumer Finance (3.9%)
American Express Co.
2.650%, 12/2/22		450,000	444,076
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.81%), 3.605%, 4/5/21(k)		900,000	871,417

			1,315,493

Total Financials			3,996,371

Information Technology (0.8%)
Semiconductors & Semiconductor Equipment (0.8%)
Qorvo, Inc.
5.500%, 7/15/26§		300,000	295,125

Total Information Technology			295,125

Materials (1.4%)
Chemicals (1.4%)
Methanex Corp.
3.250%, 12/15/19		480,000	477,137

Total Materials			477,137

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
American Tower Corp. (REIT)
2.800%, 6/1/20		450,000	449,173

Total Real Estate			449,173

Utilities (0.9%)
Electric Utilities (0.9%)
DPL, Inc.
7.250%, 10/15/21		285,000	303,169

Total Utilities			303,169

Total Corporate Bonds			6,198,225

Foreign Government Securities (16.2%)
Republic of Colombia
6.000%, 4/28/28	COP	3,080,000,000	938,409
Republic of Peru
5.940%, 2/12/29(m)	PEN	1,990,000	617,010
Republic of South Africa
8.000%, 1/31/30	ZAR	34,360,000	2,397,164
United Mexican States
8.000%, 11/7/47	MXN	33,100,000	1,595,831

Total Foreign Government Securities			5,548,414

U.S. Treasury Obligations (34.2%)
U.S. Treasury Bonds
2.750%, 8/15/47		$1,640,000	1,558,205
3.375%, 11/15/48		2,440,000	2,617,625

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
2.750%, 2/15/28	$7,435,300	$7,513,835

Total U.S. Treasury Obligations		11,689,665

Total Long-Term Debt Securities (94.1%) (Cost $31,737,216)		32,163,716

	Number of Rights
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc., CVR(r)*	22,000	—
T-Mobile USA, Inc., CVR(r)*	32,000	—

Total Rights (0.0%) (Cost $—)		—

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	277,911	277,967

Total Short-Term Investment (0.8%) (Cost $277,967)		277,967

Total Investments in Securities (94.9%) (Cost $32,015,183)		32,441,683
Other Assets Less Liabilities (5.1%)		1,744,206

Net Assets (100%)		$34,185,889

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2019, the market value of these securities amounted to $1,541,724 or 4.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2019, the market value of these securities amounted to $1,570,754 or 4.6% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ARS — Argentina Peso

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

CVR — Contingent Value Rights

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PEN — Peruvian Sol

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

Futures contracts outstanding as of January 31, 2019 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	60	3/2019	USD	7,348,125	207,998
U.S. Treasury Long Bond	9	3/2019	USD	1,320,188	68,605

					276,603

Short Contracts
Canada 10 Year Bond	(21)	3/2019	CAD	(2,199,810)	(6,393)
Euro-Bund	(19)	3/2019	EUR	(3,602,891)	(70,470)
Euro-Buxl	(10)	3/2019	EUR	(2,127,353)	(93,311)

					(170,174)

					106,429

Forward foreign currency contracts outstanding as of January 31, 2019 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	2,600,000	USD	682,057	Citibank NA**	2/8/2019	30,635
JPY	35,000,000	USD	312,704	Citibank NA	2/22/2019	9,055
JPY	283,760,000	USD	2,541,552	National Australia Bank Ltd.	2/22/2019	66,212
USD	2,411,766	EUR	2,100,000	JPMorgan Chase Bank	3/12/2019	1,096
USD	1,551,530	CHF	1,520,000	Citibank NA	3/13/2019	17,877
USD	343,141	CHF	340,000	JPMorgan Chase Bank	3/13/2019	87
GBP	260,000	USD	336,465	HSBC Bank plc	3/18/2019	5,262
NOK	12,280,000	USD	1,457,014	Citibank NA	3/22/2019	1,985
COP	3,040,000,000	USD	963,016	JPMorgan Chase Bank**	3/28/2019	14,074
ARS	28,800,000	USD	691,311	HSBC Bank plc**	4/8/2019	31,950
BRL	3,830,000	USD	1,014,140	HSBC Bank plc**	4/11/2019	31,229
MXN	50,200,000	USD	2,587,095	HSBC Bank plc	4/11/2019	12,149

Total unrealized appreciation						221,611

USD	698,737	BRL	2,600,000	Citibank NA**	2/8/2019	(13,954)
USD	537,715	PEN	1,800,000	HSBC Bank plc**	2/13/2019	(3,041)
USD	1,014,533	JPY	111,060,000	HSBC Bank plc	2/22/2019	(6,455)
USD	942,371	JPY	106,000,000	JPMorgan Chase Bank	2/22/2019	(32,099)
USD	338,316	JPY	37,000,000	National Australia Bank Ltd.	2/22/2019	(1,829)
EUR	1,430,000	USD	1,642,291	HSBC Bank plc	3/12/2019	(739)
USD	976,236	COP	3,040,000,000	JPMorgan Chase Bank**	3/28/2019	(853)
ARS	13,540,000	USD	340,972	HSBC Bank plc**	4/8/2019	(939)
USD	2,209,778	ZAR	31,000,000	HSBC Bank plc	4/11/2019	(109,713)
MYR	6,490,000	USD	1,583,893	Barclays Bank plc**	4/12/2019	(1,291)

Total unrealized depreciation						(170,913)

Net unrealized appreciation						50,698

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2019 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index	5.00	Quarterly	12/20/2023	3.55	USD	3,280,000	116,722	94,754	211,476
CDX North American Investment Grade Index	1.00	Quarterly	12/20/2023	0.66	USD	1,680,000	15,712	11,755	27,467

							132,434	106,509	238,943

Toll Brothers Finance Corp.	1.00	Quarterly	12/20/2023	1.64	USD	700,000	(22,690)	3,597	(19,093)

							109,744	110,106	219,850

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$4,567,607	$—		$4,567,607
Centrally Cleared Credit Default Swaps	—	110,106	—		110,106
Collateralized Mortgage Obligations	—	2,738,093	—		2,738,093
Commercial Mortgage-Backed Securities	—	1,421,712	—		1,421,712
Corporate Bonds
Communication Services	—	677,250	—		677,250
Financials	—	3,996,371	—		3,996,371
Information Technology	—	295,125	—		295,125
Materials	—	477,137	—		477,137
Real Estate	—	449,173	—		449,173
Utilities	—	303,169	—		303,169
Foreign Government Securities	—	5,548,414	—		5,548,414
Forward Currency Contracts	—	221,611	—		221,611
Futures	276,603	—	—		276,603
Rights
Communication Services	—	—	—	(a)	— (a)
Short-Term Investment
Investment Company	277,967	—	—		277,967
U.S. Treasury Obligations	—	11,689,665	—		11,689,665

Total Assets	$554,570	$32,495,433	$—		$33,050,003

Liabilities:
Forward Currency Contracts	$—	$(170,913)	$—		$(170,913)
Futures	(170,174)	—	—		(170,174)

Total Liabilities	$(170,174)	$(170,913)	$—		$(341,087)

Total	$384,396	$32,324,520	$—		$32,708,916

(a)	Value is zero.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,128,289
Aggregate gross unrealized depreciation	3,919

Net unrealized appreciation	$1,132,208

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,686,452

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.4%)
CSMC Trust,
Series 2018-RPL8 A1
4.125%, 7/25/58(l)§	$289,893	$289,770
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL1 A1
3.375%, 1/27/33(e)§	194,834	193,847
Series 2018-NPL3 A1
4.125%, 8/25/33(e)§	304,500	302,115

Total Asset-Backed Securities		785,732

Collateralized Mortgage Obligations (12.7%)
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	283,088	263,027
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
2.710%, 4/25/46(l)	831,257	709,988
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,318,120	1,390,834
Series 4768 CA
3.500%, 3/15/44	448,329	453,656
Series 4792 A
3.000%, 5/15/48	475,984	465,321
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	819,835	710,748
Series 2017-13 ML
3.000%, 8/25/41	852,649	849,042
Series 2017-4 CH
3.000%, 6/25/42	185,209	185,619
Series 2018-21
(Zero Coupon), 4/25/48 PO	472,165	379,385
JP Morgan Mortgage Trust,
Series 2018-7FRB A2
3.256%, 4/25/46(l)§	321,734	321,200
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	482,098	481,057
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	636,654	583,346
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	397,010	392,344

Total Collateralized Mortgage Obligations		7,185,567

Corporate Bonds (12.8%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.250%, 3/1/37	150,000	152,493
CCO Holdings LLC
5.750%, 2/15/26§	30,000	30,450
5.000%, 2/1/28§	35,000	33,250
Level 3 Financing, Inc.
5.375%, 1/15/24	50,000	49,875
Sprint Capital Corp.
6.875%, 11/15/28	15,000	14,869
Telesat Canada
8.875%, 11/15/24§	30,000	31,464
Verizon Communications, Inc.
4.272%, 1/15/36	35,000	33,767

		346,168

Interactive Media & Services (0.1%)
Match Group, Inc.
5.000%, 12/15/27§	35,000	34,307

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24§	35,000	23,756
Charter Communications Operating LLC
4.908%, 7/23/25	90,000	92,331
Comcast Corp.
3.700%, 4/15/24	90,000	91,926
CSC Holdings LLC
5.250%, 6/1/24	30,000	28,764
Gray Television, Inc.
7.000%, 5/15/27§	50,000	51,770
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	50,377
5.400%, 10/1/48	55,000	54,123
Sirius XM Radio, Inc.
5.375%, 7/15/26§	30,000	29,775

		422,822

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.125%, 6/15/24	30,000	30,789

Total Communication Services		834,086

Consumer Discretionary (1.2%)
Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	90,000	91,529
General Motors Co.
(ICE LIBOR USD 3 Month + 0.80%), 3.389%, 8/7/20(k)	20,000	19,828

		111,357

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	40,000	38,612
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	32,770
Eldorado Resorts, Inc.
6.000%, 4/1/25	45,000	45,261
Golden Nugget, Inc.
6.750%, 10/15/24§	40,000	40,000
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	45,000	44,091
5.125%, 5/1/26§	50,000	50,375
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	55,000	51,407
Viking Cruises Ltd.
5.875%, 9/15/27§	40,000	39,100

		341,616

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.500%, 6/15/26	49,000	46,918

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Leisure Products (0.1%)
Hasbro, Inc.
3.500%, 9/15/27	$50,000	$46,065

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	140,000	136,690

Specialty Retail (0.0%)
PetSmart, Inc.
7.125%, 3/15/23§	35,000	21,963
5.875%, 6/1/25§	10,000	7,878

		29,841

Total Consumer Discretionary		712,487

Consumer Staples (0.8%)
Beverages (0.1%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46§	50,000	47,368

Food & Staples Retailing (0.0%)
Albertsons Cos. LLC
5.750%, 3/15/25	25,000	23,407
7.500%, 3/15/26§	10,000	9,950

		33,357

Food Products (0.5%)
B&G Foods, Inc.
5.250%, 4/1/25	30,000	29,415
JBS USA Lux SA
6.750%, 2/15/28§	50,000	50,500
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	65,000	63,700
Post Holdings, Inc.
5.500%, 3/1/25§	50,000	49,885
Smithfield Foods, Inc.
4.250%, 2/1/27§	95,000	86,569

		280,069

Tobacco (0.2%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 3.496%, 8/15/22(k)	35,000	34,365
Reynolds American, Inc.
4.000%, 6/12/22	60,000	60,724

		95,089

Total Consumer Staples		455,883

Energy (1.8%)
Energy Equipment & Services (0.2%)
Nabors Industries, Inc.
5.750%, 2/1/25	35,000	30,450
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	30,447
Transocean, Inc.
7.250%, 11/1/25§	15,000	14,170
USA Compression Partners LP
6.875%, 4/1/26	30,000	30,225

		105,292

Oil, Gas & Consumable Fuels (1.6%)
Canadian Natural Resources Ltd.
2.950%, 1/15/23	105,000	102,263
Cheniere Energy Partners LP
5.250%, 10/1/25	65,000	65,325
Continental Resources, Inc.
4.375%, 1/15/28	50,000	49,720
Energy Transfer Operating LP
4.750%, 1/15/26	95,000	95,320
4.200%, 4/15/27	5,000	4,806
EP Energy LLC
7.750%, 5/15/26§	30,000	27,648
EQM Midstream Partners LP
4.750%, 7/15/23	90,000	91,020
Gulfport Energy Corp.
6.375%, 5/15/25	25,000	23,687
Hilcorp Energy I LP
6.250%, 11/1/28§	35,000	34,230
Indigo Natural Resources LLC
6.875%, 2/15/26§	35,000	30,548
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	130,000	153,835
Marathon Petroleum Corp.
5.125%, 12/15/26§	45,000	46,667
Peabody Energy Corp.
6.000%, 3/31/22§	30,000	29,962
QEP Resources, Inc.
5.625%, 3/1/26	35,000	33,600
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	100,000	103,070
Sunoco LP
5.500%, 2/15/26	30,000	29,625

		921,326

Total Energy		1,026,618

Financials (2.7%)
Banks (0.7%)
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	40,000	37,777
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 3.740%, 5/17/24(k)	105,000	104,905
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 3.478%, 3/2/23(k)	145,000	144,026
Santander Holdings USA, Inc.
3.400%, 1/18/23	100,000	97,449

		384,157

Capital Markets (0.3%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	45,000	45,337
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	105,000	105,912

		151,249

Consumer Finance (0.9%)
Ally Financial, Inc.
4.125%, 3/30/20	85,000	84,788
4.250%, 4/15/21	5,000	5,020
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 3.471%, 1/30/23(k)	50,000	48,908
Discover Financial Services
4.100%, 2/9/27	105,000	102,323
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.785%, 1/5/23(k)	70,000	66,360
3.950%, 4/13/24	15,000	14,437

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
John Deere Capital Corp.
3.450%, 1/10/24	$45,000	$45,733
Synchrony Financial
3.950%, 12/1/27	140,000	127,588

		495,157

Diversified Financial Services (0.2%)
CFX Escrow Corp.
6.000%, 2/15/24§	15,000	15,000
6.375%, 2/15/26§	10,000	10,000
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	35,000	34,387
Tempo Acquisition LLC
6.750%, 6/1/25§	30,000	29,475
Verscend Escrow Corp.
9.750%, 8/15/26§	47,000	47,320

		136,182

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	45,000	45,394
Athene Global Funding
3.000%, 7/1/22§	95,000	93,042
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	40,000	47,430
NFP Corp.
6.875%, 7/15/25§	55,000	52,250
Willis North America, Inc.
4.500%, 9/15/28	90,000	90,412

		328,528

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23§	25,000	25,305

Total Financials		1,520,578

Health Care (1.3%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	50,000	46,475

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
9.000%, 10/1/25§	45,000	46,350
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	135,000	134,371

		180,721

Health Care Providers & Services (0.7%)
Centene Corp.
4.750%, 1/15/25	65,000	65,799
5.375%, 6/1/26§	5,000	5,163
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 3.677%, 7/15/23(k)§	145,000	143,009
CVS Health Corp.
5.050%, 3/25/48	45,000	46,186
HCA, Inc.
5.375%, 9/1/26	80,000	82,000
5.875%, 2/1/29	5,000	5,226
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	25,000	24,833
WellCare Health Plans, Inc.
5.375%, 8/15/26§	40,000	40,600

		412,816

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
7.000%, 3/15/24§	30,000	31,533
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	25,000	22,438
Valeant Pharmaceuticals International, Inc.
9.250%, 4/1/26§	30,000	32,193

		86,164

Total Health Care		726,176

Industrials (1.6%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
4.700%, 5/15/46	85,000	92,187
TransDigm, Inc.
6.250%, 3/15/26§	15,000	15,225
6.375%, 6/15/26	15,000	14,446

		121,858

Airlines (0.2%)
Delta Air Lines, Inc.
3.625%, 3/15/22	105,000	104,013

Building Products (0.2%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	30,000	28,614
Masonite International Corp.
5.625%, 3/15/23§	45,000	45,463
Owens Corning
4.400%, 1/30/48	55,000	41,706

		115,783

Commercial Services & Supplies (0.3%)
Aramark Services, Inc.
5.000%, 4/1/25§	45,000	45,225
Garda World Security Corp.
8.750%, 5/15/25§	35,000	32,463
Prime Security Services Borrower LLC
9.250%, 5/15/23§	48,000	50,880
Tervita Escrow Corp.
7.625%, 12/1/21§	45,000	44,100

		172,668

Industrial Conglomerates (0.1%)
Roper Technologies, Inc.
4.200%, 9/15/28	50,000	49,839

Road & Rail (0.4%)
Avolon Holdings Funding Ltd.
5.125%, 10/1/23§	62,000	62,942
CSX Corp.
3.800%, 11/1/46	55,000	49,471
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	110,000	107,690

		220,103

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	65,000	60,568
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	40,000	37,300

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
United Rentals North America, Inc.
6.500%, 12/15/26	$40,000	$41,600

		139,468

Total Industrials		923,732

Information Technology (0.5%)
Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
3.875%, 1/12/28	105,000	96,551

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	50,000	44,000

Software (0.2%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	25,000	26,812
Informatica LLC
7.125%, 7/15/23§	60,000	60,150
Solera LLC
10.500%, 3/1/24§	15,000	16,219
Sophia LP
9.000%, 9/30/23§	30,000	30,750

		133,931

Total Information Technology		274,482

Materials (0.6%)
Chemicals (0.2%)
Ashland LLC
4.750%, 8/15/22	30,000	30,075
Hexion, Inc.
6.625%, 4/15/20	15,000	11,954
Mosaic Co. (The)
4.050%, 11/15/27	95,000	91,910

		133,939

Containers & Packaging (0.3%)
Crown Americas LLC
4.750%, 2/1/26	64,000	62,498
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	40,000	37,500
WRKCo, Inc.
3.750%, 3/15/25§	50,000	48,975

		148,973

Metals & Mining (0.1%)
SunCoke Energy Partners LP
7.500%, 6/15/25§	45,000	43,650

Total Materials		326,562

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Boston Properties LP (REIT)
4.500%, 12/1/28	30,000	30,784
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	70,000	66,917
3.800%, 2/15/28	50,000	48,322
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	50,000	49,430
GLP Capital LP (REIT)
5.750%, 6/1/28	30,000	31,269
5.300%, 1/15/29	15,000	15,165
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	35,000	35,259
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	65,000	65,325
Welltower, Inc. (REIT)
3.950%, 9/1/23	45,000	45,212

		387,683

Total Real Estate		387,683

Utilities (0.1%)
Electric Utilities (0.1%)
Edison International
4.125%, 3/15/28	15,000	13,000
Vistra Operations Co. LLC
5.500%, 9/1/26§	35,000	35,416
5.625%, 2/15/27§	25,000	25,095

		73,511

Total Utilities		73,511

Total Corporate Bonds		7,261,798

Mortgage-Backed Securities (3.3%)
FHLMC
3.000%, 3/1/46	733,356	721,849
3.500%, 5/1/46	714,783	716,024
4.000%, 10/1/48	98,364	100,808
FNMA
3.500%, 7/1/42	327,605	331,628

Total Mortgage-Backed Securities		1,870,309

U.S. Treasury Obligations (9.3%)
U.S. Treasury Bonds
3.125%, 2/15/43	230,000	235,599
3.625%, 8/15/43	240,000	266,640
3.750%, 11/15/43	230,000	260,691
2.750%, 11/15/47	60,000	56,971
U.S. Treasury Notes
1.375%, 2/15/20	300,000	296,370
1.875%, 3/31/22	330,000	324,475
1.875%, 4/30/22	360,000	353,708
1.750%, 5/31/22	360,000	352,122
2.625%, 2/28/23	270,000	271,936
2.500%, 3/31/23	320,000	320,727
2.750%, 4/30/23	320,000	323,953
1.625%, 5/31/23	260,000	251,247
1.875%, 8/31/24	330,000	319,974
2.125%, 9/30/24	330,000	323,916
2.250%, 10/31/24	330,000	325,978
3.000%, 9/30/25	310,000	319,177
2.250%, 8/15/27	340,000	330,942
2.250%, 11/15/27	340,000	330,384

Total U.S. Treasury Obligations		5,264,810

Total Long-Term Debt Securities (39.5%) (Cost $22,620,036)		22,368,216

	Number of Shares
COMMON STOCKS:
Communication Services (1.7%)
Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	484	544,931
Facebook, Inc., Class A*	2,605	434,227

		979,158

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Total Communication Services		$979,158

Consumer Discretionary (2.7%)
Hotels, Restaurants & Leisure (0.4%)
Starbucks Corp.	3,568	243,123

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	365	627,337
Booking Holdings, Inc.*	119	218,104

		845,441

Multiline Retail (0.4%)
Dollar General Corp.	2,092	241,480

Specialty Retail (0.4%)
O’Reilly Automotive, Inc.*	556	191,631

Total Consumer Discretionary		1,521,675

Consumer Staples (1.2%)
Food & Staples Retailing (0.5%)
Sysco Corp.	4,848	309,545

Tobacco (0.7%)
Philip Morris International, Inc.	5,023	385,364

Total Consumer Staples		694,909

Energy (1.5%)
Energy Equipment & Services (0.4%)
Halliburton Co.	4,324	135,601
Patterson-UTI Energy, Inc.	8,841	107,241

		242,842

Oil, Gas & Consumable Fuels (1.1%)
Continental Resources, Inc.*	4,303	198,669
Devon Energy Corp.	7,196	191,773
Pioneer Natural Resources Co.	1,452	206,649

		597,091

Total Energy		839,933

Financials (3.2%)
Banks (1.5%)
Citigroup, Inc.	5,094	328,359
JPMorgan Chase & Co.	3,289	340,412
Wells Fargo & Co.	3,786	185,173

		853,944

Capital Markets (0.9%)
Charles Schwab Corp. (The)	4,212	196,995
Intercontinental Exchange, Inc.	3,998	306,887

		503,882

Insurance (0.8%)
Markel Corp.*	211	222,290
Willis Towers Watson plc	1,378	224,325

		446,615

Total Financials		1,804,441

Health Care (4.7%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.*	1,527	149,906

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	4,984	363,732

Health Care Providers & Services (1.4%)
Anthem, Inc.	1,224	370,872
UnitedHealth Group, Inc.	1,579	426,646

		797,518

Pharmaceuticals (2.4%)
Allergan plc	858	123,535
AstraZeneca plc (ADR)	10,397	380,322
Bristol-Myers Squibb Co.	4,286	211,600
Novartis AG (ADR)	4,283	374,848
Zoetis, Inc.	3,234	278,641

		1,368,946

Total Health Care		2,680,102

Industrials (1.5%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	761	220,454
Northrop Grumman Corp.	752	207,214

		427,668

Air Freight & Logistics (0.4%)
FedEx Corp.	1,238	219,832

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	1,486	213,434

Total Industrials		860,934

Information Technology (6.5%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson (ADR)	27,363	243,804

IT Services (2.5%)
Automatic Data Processing, Inc.	1,541	215,493
Cognizant Technology Solutions Corp., Class A	3,964	276,212
PayPal Holdings, Inc.*	4,838	429,421
Visa, Inc., Class A	3,529	476,450

		1,397,576

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.	2,648	261,781
Lam Research Corp.	1,173	198,918

		460,699

Software (2.2%)
Adobe, Inc.*	1,155	286,232
Microsoft Corp.	6,685	698,115
Splunk, Inc.*	1,960	244,686

		1,229,033

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.	2,147	357,347

Total Information Technology		3,688,459

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	2,081	359,680

Total Real Estate		359,680

Total Common Stocks (23.7%) (Cost $12,261,740)		13,429,291

INVESTMENT COMPANIES:
Fixed Income (7.8%)
DoubleLine Floating Rate Fund, Class I‡	280,868	2,699,142
DoubleLine Global Bond Fund, Class I‡	165,022	1,709,627

Total Investment Companies (7.8%) (Cost $4,425,000)		4,408,769

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (25.8%)
U.S. Treasury Bills
2.42%, 7/11/19(p)	$380,000	$375,939
2.43%, 7/18/19(p)	6,000,000	5,932,787
2.43%, 8/15/19(p)	8,000,000	7,895,575
2.49%, 11/7/19(p)	430,000	421,820

Total U.S. Treasury Obligations		14,626,121

Total Short-Term Investments (25.8%) (Cost $14,625,061)		14,626,121

Total Investments in Securities (96.8%) (Cost $53,931,837)		54,832,397
Other Assets Less Liabilities (3.2%)		1,820,769

Net Assets (100%)		$56,653,166

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2019, the market value of these securities amounted to $4,266,882 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2019. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PO — Principal Only

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2019, were as follows:

Security Description	Shares at January 31, 2019	Market Value October 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2019 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund, Class I	280,868	2,769,359	—	—	—	(70,217)	2,699,142	36,247	—
DoubleLine Global Bond Fund, Class I	165,022	1,633,717	—	—	—	75,910	1,709,627	—	—

Total		4,403,076	—	—	—	5,693	4,408,769	36,247	—

OTC Total return swap contracts outstanding as of January 31, 2019 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	2/25/2019	USD	1,700,000	69,490
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	5/28/2019	USD	12,000,000	362,126

								431,616

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$785,732	$—	$785,732
Collateralized Mortgage Obligations	—	7,185,567	—	7,185,567
Common Stocks
Communication Services	979,158	—	—	979,158
Consumer Discretionary	1,521,675	—	—	1,521,675
Consumer Staples	694,909	—	—	694,909
Energy	839,933	—	—	839,933
Financials	1,804,441	—	—	1,804,441
Health Care	2,680,102	—	—	2,680,102
Industrials	860,934	—	—	860,934
Information Technology	3,688,459	—	—	3,688,459
Real Estate	359,680	—	—	359,680
Corporate Bonds
Communication Services	—	834,086	—	834,086
Consumer Discretionary	—	712,487	—	712,487
Consumer Staples	—	455,883	—	455,883
Energy	—	1,026,618	—	1,026,618
Financials	—	1,520,578	—	1,520,578
Health Care	—	726,176	—	726,176
Industrials	—	923,732	—	923,732
Information Technology	—	274,482	—	274,482
Materials	—	326,562	—	326,562
Real Estate	—	387,683	—	387,683
Utilities	—	73,511	—	73,511
Investment Companies	4,408,769	—	—	4,408,769
Mortgage-Backed Securities	—	1,870,309	—	1,870,309
Short-Term Investments
U.S. Treasury Obligations	—	14,626,121	—	14,626,121
Total Return Swaps	—	431,616	—	431,616
U.S. Treasury Obligations	—	5,264,810	—	5,264,810

Total Assets	$17,838,060	$37,425,953	$—	$55,264,013

Total Liabilities	$—	$—	$—	$—

Total	$17,838,060	$37,425,953	$—	$55,264,013

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,476,579
Aggregate gross unrealized depreciation	(1,145,033)

Net unrealized appreciation	$1,331,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,932,467

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.1%)
Diversified Telecommunication Services (0.8%)
Intelsat SA*	32,500	$790,725

Entertainment (4.0%)
AMC Entertainment Holdings, Inc., Class A	44,000	644,600
Entertainment One Ltd.	90,000	465,860
Liberty Media Corp.-Liberty Braves, Class A*	3,500	94,990
Liberty Media Corp.-Liberty Braves, Class C*	20,000	539,200
Madison Square Garden Co. (The), Class A*	2,501	695,028
Pandora Media, Inc.*	24,000	201,120
Viacom, Inc., Class B	37,000	1,088,540

		3,729,338

Media (11.8%)
AMC Networks, Inc., Class A*	9,500	597,930
Clear Channel Outdoor Holdings, Inc., Class A*	195,000	1,086,150
comScore, Inc.*	27,000	531,630
Corus Entertainment, Inc., Class B .	190,000	805,434
EW Scripps Co. (The), Class A	52,000	976,560
Grupo Televisa SAB (ADR)	44,000	550,440
JCDecaux SA	13,000	386,023
Loral Space & Communications, Inc.*	9,400	339,434
Meredith Corp.	20,000	1,085,400
MSG Networks, Inc., Class A*	32,000	716,800
Tribune Media Co., Class A	80,000	3,672,800
WideOpenWest, Inc.*	40,000	302,400

		11,051,001

Wireless Telecommunication Services (2.5%)
Gogo, Inc.*	35,000	144,550
Millicom International Cellular SA	8,000	507,440
Millicom International Cellular SA (SDR)	8,000	501,764
United States Cellular Corp.*	20,000	1,151,600

		2,305,354

Total Communication Services		17,876,418

Consumer Discretionary (8.3%)
Auto Components (1.0%)
Brembo SpA	2,500	28,542
Cooper Tire & Rubber Co.	6,000	211,200
Dana, Inc.	36,000	634,320
Lear Corp.	600	92,358

		966,420

Diversified Consumer Services (1.9%)
H&R Block, Inc.	45,000	1,061,550
ServiceMaster Global Holdings, Inc.*	16,000	623,840
Universal Technical Institute, Inc.*	16,000	54,720

		1,740,110

Hotels, Restaurants & Leisure (2.2%)
Cheesecake Factory, Inc. (The)	9,500	426,360
Dover Motorsports, Inc.	15,000	29,850
Eldorado Resorts, Inc.*	6,000	279,720
Golden Entertainment, Inc.*	22,000	411,400
Nathan’s Famous, Inc.	6,000	405,000
Wynn Resorts Ltd.	4,000	492,040

		2,044,370

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	36,000	686,520
Hunter Douglas NV	3,000	196,020
Lennar Corp., Class B	7,300	278,276

		1,160,816

Internet & Direct Marketing Retail (0.4%)
Lands’ End, Inc.*	9,000	161,100
zooplus AG*	2,200	264,630

		425,730

Leisure Products (1.2%)
Brunswick Corp.	3,000	150,960
Mattel, Inc.*	17,000	201,280
Polaris Industries, Inc.	9,300	780,084

		1,132,324

Multiline Retail (0.1%)
JC Penney Co., Inc.*	60,000	79,200

Specialty Retail (0.3%)
Aaron’s, Inc.	800	40,048
Carvana Co.*	1,300	48,295
Tractor Supply Co.	1,800	153,720

		242,063

Total Consumer Discretionary		7,791,033

Consumer Staples (9.4%)
Beverages (2.4%)
Cott Corp.	12,000	182,160
Davide Campari-Milano SpA	33,000	296,392
National Beverage Corp.	5,500	461,120
Remy Cointreau SA	11,000	1,279,594

		2,219,266

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	10,000	1,286,800
Ingles Markets, Inc., Class A	9,500	271,130

		1,557,930

Food Products (3.7%)
Bunge Ltd.	13,000	715,910
Hain Celestial Group, Inc. (The)*	84,000	1,539,720
JM Smucker Co. (The)	9,500	996,360
McCormick & Co., Inc.	1,800	222,840

		3,474,830

Household Products (0.9%)
Energizer Holdings, Inc.	13,500	639,900
Oil-Dri Corp. of America	9,000	238,860

		878,760

Personal Products (0.7%)
Avon Products, Inc.*	50,000	117,000
Edgewell Personal Care Co.*	14,500	572,025

		689,025

Total Consumer Staples		8,819,811

Energy (1.3%)
Energy Equipment & Services (1.3%)
Dril-Quip, Inc.*	10,000	374,400
RPC, Inc.	62,427	673,587
Weatherford International plc*	325,000	210,730

Total Energy		1,258,717

Financials (5.1%)
Banks (1.3%)
Atlantic Capital Bancshares, Inc.*	14,000	253,120
Cadence Bancorp	10,997	206,194
Flushing Financial Corp.	16,154	358,295
Synovus Financial Corp.	12,505	442,927

		1,260,536

Capital Markets (3.8%)
Cohen & Steers, Inc.	1,800	67,734
Federated Investors, Inc., Class B	95,005	2,482,481

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Legg Mason, Inc.	30,000	$894,000
Waddell & Reed Financial, Inc., Class A	7,000	119,840

		3,564,055

Total Financials		4,824,591

Health Care (4.8%)
Biotechnology (1.3%)
Clovis Oncology, Inc.*	6,000	152,160
Loxo Oncology, Inc.*	4,600	1,079,160

		1,231,320

Health Care Equipment & Supplies (0.3%)
Cardiovascular Systems, Inc.*	2,500	77,825
Cutera, Inc.*	14,500	208,220

		286,045

Health Care Providers & Services (1.0%)
Patterson Cos., Inc.	40,000	891,600

Health Care Technology (2.1%)
Evolent Health, Inc., Class A*	40,000	707,200
Teladoc Health, Inc.*	20,000	1,284,000

		1,991,200

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	74,961

Total Health Care		4,475,126

Industrials (34.2%)
Aerospace & Defense (3.1%)
AAR Corp.	7,500	282,600
Aerojet Rocketdyne Holdings, Inc.*	25,000	986,750
Moog, Inc., Class A	10,500	939,435
Moog, Inc., Class B	700	62,118
Sparton Corp.*	8,000	147,120
Textron, Inc.	10,000	532,300

		2,950,323

Building Products (4.6%)
Armstrong Flooring, Inc.*	23,000	310,960
Griffon Corp.	115,000	1,829,650
USG Corp.	50,000	2,157,500

		4,298,110

Commercial Services & Supplies (1.4%)
Matthews International Corp., Class A	22,000	978,780
Team, Inc.*	20,000	286,800

		1,265,580

Construction & Engineering (0.5%)
Arcosa, Inc.	14,666	431,620

Electrical Equipment (0.4%)
AMETEK, Inc.	200	14,580
AZZ, Inc.	8,000	358,000

		372,580

Machinery (17.7%)
Astec Industries, Inc.	52,500	1,943,550
CIRCOR International, Inc.*	87,000	2,405,550
CNH Industrial NV	30,000	297,300
Eastern Co. (The)	15,000	407,700
EnPro Industries, Inc.	27,000	1,783,350
Evoqua Water Technologies Corp.*	105,000	1,135,050
Federal Signal Corp.	2,500	54,950
Flowserve Corp.	34,000	1,497,360
Graco, Inc.	4,500	194,985
ITT, Inc.	3,500	183,960
Kennametal, Inc.	28,000	1,052,240
Mueller Industries, Inc.	35,000	906,850
Mueller Water Products, Inc., Class A	28,000	276,640
Navistar International Corp.*	17,370	570,431
Park-Ohio Holdings Corp.	14,500	470,960
Toro Co. (The)	6,000	357,000
Trinity Industries, Inc.	44,000	1,028,720
Twin Disc, Inc.*	48,000	869,760
Watts Water Technologies, Inc., Class A	13,000	973,310
Welbilt, Inc.*	12,500	175,250

		16,584,916

Professional Services (1.5%)
Dun & Bradstreet Corp. (The)	10,000	1,447,400

Road & Rail (0.5%)
Hertz Global Holdings, Inc.*	30,000	497,700

Trading Companies & Distributors (3.3%)
Ashtead Group plc	2,000	50,687
GATX Corp.	8,000	605,440
Herc Holdings, Inc.*	50,000	1,852,500
Kaman Corp.	10,000	591,200

		3,099,827

Transportation Infrastructure (1.2%)
Macquarie Infrastructure Corp.	26,500	1,144,005

Total Industrials		32,092,061

Information Technology (1.9%)
Communications Equipment (0.1%)
Communications Systems, Inc.	20,000	47,000
EchoStar Corp., Class A*	1,600	65,568

		112,568

Electronic Equipment, Instruments & Components (0.6%)
KEMET Corp.	10,000	177,200
Landis+Gyr Group AG*	6,000	386,992

		564,192

IT Services (0.5%)
Internap Corp.*	64,000	346,240
MoneyGram International, Inc.*	25,000	53,250

		399,490

Technology Hardware, Storage & Peripherals (0.7%)
Diebold Nixdorf, Inc.	160,000	680,000

Total Information Technology		1,756,250

Materials (7.8%)
Chemicals (5.2%)
Chr Hansen Holding A/S	1,200	113,790
Core Molding Technologies, Inc.	60,000	522,000
GCP Applied Technologies, Inc.*	55,000	1,386,000
HB Fuller Co.	4,000	197,560
Platform Specialty Products Corp.*	130,000	1,461,200
Scotts Miracle-Gro Co. (The)	7,000	520,450
Tredegar Corp.	15,000	244,650
Valvoline, Inc.	18,000	397,980

		4,843,630

Containers & Packaging (1.7%)
Greif, Inc., Class A	30,000	1,170,000
Myers Industries, Inc.	25,000	406,500

		1,576,500

Metals & Mining (0.9%)
Ampco-Pittsburgh Corp.*	20,500	71,340
Freeport-McMoRan, Inc.	10,000	116,400

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
TimkenSteel Corp.*	52,000	$661,960

		849,700

Total Materials		7,269,830

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Ryman Hospitality Properties, Inc. (REIT)	6,000	482,100
Seritage Growth Properties (REIT), Class A	12,500	502,625

		984,725

Real Estate Management & Development (0.5%)
St Joe Co. (The)*	28,000	435,680

Total Real Estate		1,420,405

Utilities (2.6%)
Electric Utilities (0.0%)
El Paso Electric Co.	200	10,504

Gas Utilities (1.2%)
National Fuel Gas Co.	20,000	1,146,000

Independent Power and Renewable Electricity Producers (1.1%)
AES Corp.	60,000	983,400

Water Utilities (0.3%)
Connecticut Water Service, Inc.	4,000	271,360

Total Utilities		2,411,264

Total Common Stocks (96.0%) (Cost $93,297,867)		89,995,506

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000%(r)* (Cost $400)	4	315

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25(r)* (Cost $—)	22	13

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (3.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,091,205	3,091,823

Total Short-Term Investment (3.3%) (Cost $3,091,671)		3,091,823

Total Investments in Securities (99.3%) (Cost $96,389,938)		93,087,657
Other Assets Less Liabilities (0.7%)		699,564

Net Assets (100%)		$93,787,221

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,015,331	$1,861,087	$—	$17,876,418
Consumer Discretionary	7,271,991	519,042	—	7,791,033
Consumer Staples	7,020,985	1,798,826	—	8,819,811
Energy	1,258,717	—	—	1,258,717
Financials	4,824,591	—	—	4,824,591
Health Care	4,475,126	—	—	4,475,126
Industrials	31,979,256	112,805	—	32,092,061
Information Technology	1,369,258	386,992	—	1,756,250
Materials	6,634,040	635,790	—	7,269,830
Real Estate	1,420,405	—	—	1,420,405
Utilities	2,411,264	—	—	2,411,264
Convertible Preferred Stock
Health Care	—	—	315	315
Short-Term Investment
Investment Company	3,091,823	—	—	3,091,823
Warrants
Health Care	—	—	13	13

Total Assets	$87,772,787	$5,314,542	$328	$93,087,657

Total Liabilities	$—	$—	$—	$—

Total	$87,772,787	$5,314,542	$328	$93,087,657

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,935,299
Aggregate gross unrealized depreciation	(9,397,785)

Net unrealized depreciation	$(3,462,486)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$96,550,143

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (3.0%)
Anheuser-Busch InBev SA/NV	9,969	$761,185

China (5.2%)
Alibaba Group Holding Ltd. (ADR)*	3,920	660,481
Tencent Holdings Ltd.	15,300	688,390

		1,348,871

Finland (1.5%)
Sampo OYJ, Class A	8,206	375,616

France (6.2%)
Dassault Systemes SE	6,220	782,342
Financiere de L’Odet SA	469	424,352
Publicis Groupe SA	6,358	388,201

		1,594,895

Germany (4.1%)
Fresenius SE & Co. KGaA	8,554	443,153
Henkel AG & Co. KGaA (Preference)(q)	6,285	610,767

		1,053,920

Israel (2.5%)
Check Point Software Technologies Ltd.*	5,817	651,039

Japan (9.6%)
Kose Corp.	4,000	587,683
SoftBank Group Corp.	9,400	737,603
Unicharm Corp.	25,700	792,328
ZOZO, Inc.	17,000	342,601

		2,460,215

Mexico (1.5%)
Fomento Economico Mexicano SAB de CV	43,800	398,483

Peru (2.8%)
Credicorp Ltd.	2,977	722,756

Spain (1.4%)
Industria de Diseno Textil SA	13,164	367,171

Sweden (1.5%)
Assa Abloy AB, Class B	20,277	377,838

Switzerland (3.3%)
Roche Holding AG	3,158	838,837

United States (52.7%)
Alphabet, Inc., Class A*	825	928,859
Amazon.com, Inc.*	656	1,127,487
Apple, Inc.	5,520	918,749
Bank OZK	17,215	522,303
Berkshire Hathaway, Inc., Class B*	5,349	1,099,433
BlackRock, Inc.	1,230	510,548
Charles Schwab Corp. (The)	12,278	574,242
Cognex Corp.	9,511	432,751
Concho Resources, Inc.*	4,666	559,173
DexCom, Inc.*	4,456	628,430
Ecolab, Inc.	6,129	969,424
EOG Resources, Inc.	6,922	686,662
Facebook, Inc., Class A*	4,808	801,446
FedEx Corp.	3,256	578,168
IPG Photonics Corp.*	3,850	512,050
Jazz Pharmaceuticals plc*	3,248	408,891
Prologis, Inc. (REIT)	7,824	541,108
Proofpoint, Inc.*	5,229	532,678
QUALCOMM, Inc.	5,906	292,465
Stryker Corp.	5,164	916,972

		13,541,839

Total Common Stocks (95.3%) (Cost $21,589,262)		24,492,665

SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	528,537	528,643

Total Short-Term Investment (2.1%) (Cost $528,619)		528,643

Total Investments in Securities (97.4%) (Cost $22,117,881)		25,021,308
Other Assets Less Liabilities (2.6%)		663,847

Net Assets (100%)		$25,685,155

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

Sector Weightings as of January 31, 2019	Market Value	% of Net Assets
Information Technology	$4,122,074	16.0%
Financials	3,804,898	14.8
Communication Services	3,544,499	13.8
Health Care	3,236,283	12.6
Consumer Staples	3,150,446	12.3
Consumer Discretionary	2,497,740	9.7
Industrials	1,380,358	5.4
Energy	1,245,835	4.8
Materials	969,424	3.8
Real Estate	541,108	2.1
Investment Company	528,643	2.1
Cash and Other	663,847	2.6

		100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Belgium	$—	$761,185	$—	$761,185
China	660,481	688,390	—	1,348,871
Finland	—	375,616	—	375,616
France	—	1,594,895	—	1,594,895
Germany	—	1,053,920	—	1,053,920
Israel	651,039	—	—	651,039
Japan	—	2,460,215	—	2,460,215
Mexico	398,483	—	—	398,483
Peru	722,756	—	—	722,756
Spain	—	367,171	—	367,171
Sweden	—	377,838	—	377,838
Switzerland	—	838,837	—	838,837
United States	13,541,839	—	—	13,541,839
Short-Term Investment
Investment Company	528,643	—	—	528,643

Total Assets	$16,503,241	$8,518,067	$—	$25,021,308

Total Liabilities	$—	$—	$—	$—

Total	$16,503,241	$8,518,067	$—	$25,021,308

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,249,761
Aggregate gross unrealized depreciation	(1,336,131)

Net unrealized appreciation	$2,913,630

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,107,678

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.1%)
Communication Services (17.2%)
Diversified Telecommunication Services (6.1%)
CCO Holdings LLC
5.250%, 3/15/21	$95,000	$95,238
5.250%, 9/30/22	197,000	199,029
5.125%, 5/1/23§	136,000	137,564
5.750%, 2/15/26§	145,000	147,175
5.875%, 5/1/27§	324,000	324,907
5.000%, 2/1/28§	108,000	102,600
CenturyLink, Inc.
Series G
6.875%, 1/15/28	128,000	116,621
Series W
6.750%, 12/1/23	96,000	96,605
Cincinnati Bell, Inc.
7.000%, 7/15/24§	215,000	185,437
Intelsat Jackson Holdings SA
8.500%, 10/15/24§	74,000	74,762
Level 3 Financing, Inc.
5.375%, 8/15/22	282,000	284,200
Sprint Capital Corp.
6.900%, 5/1/19	60,000	60,375
8.750%, 3/15/32	110,000	120,659
Windstream Services LLC
8.625%, 10/31/25§	112,000	105,840

		2,051,012

Entertainment (1.4%)
Ascend Learning LLC
6.875%, 8/1/25§	100,000	99,750
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	156,000	155,025
National CineMedia LLC
6.000%, 4/15/22	126,000	126,945
Netflix, Inc.
4.875%, 4/15/28	78,000	74,100

		455,820

Interactive Media & Services (1.0%)
Match Group, Inc.
6.375%, 6/1/24	149,000	155,705
Rackspace Hosting, Inc.
8.625%, 11/15/24§	231,000	194,040

		349,745

Media (5.4%)
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	194,000
Cequel Communications Holdings I LLC
5.125%, 12/15/21§	139,000	139,042
DISH DBS Corp.
7.875%, 9/1/19	162,000	164,835
5.875%, 7/15/22	112,000	105,526
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	184,000	138,000
Meredith Corp.
6.875%, 2/1/26§	180,000	185,400
Quebecor Media, Inc.
5.750%, 1/15/23	59,000	60,788
Sirius XM Radio, Inc.
6.000%, 7/15/24§	147,000	152,703
Tribune Media Co.
5.875%, 7/15/22	68,000	69,190
Unitymedia GmbH
6.125%, 1/15/25§	200,000	206,500
Ziggo Bond Co. BV
6.000%, 1/15/27§	200,000	183,840
Ziggo BV
5.500%, 1/15/27§	200,000	189,000

		1,788,824

Wireless Telecommunication Services (3.3%)
Digicel Ltd.
6.000%, 4/15/21§	250,000	231,250
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	51,875
Sprint Corp.
7.875%, 9/15/23	254,000	269,875
7.125%, 6/15/24	66,000	67,736
7.625%, 3/1/26	155,000	161,014
T-Mobile USA, Inc.
6.000%, 3/1/23	171,000	175,224
6.000%, 4/15/24	64,000	65,600
6.375%, 3/1/25	94,000	97,525

		1,120,099

Total Communication Services		5,765,500

Consumer Discretionary (7.8%)
Auto Components (0.2%)
Icahn Enterprises LP
6.000%, 8/1/20	78,000	78,585

Distributors (0.8%)
Univar USA, Inc.
6.750%, 7/15/23§	265,000	270,963

Hotels, Restaurants & Leisure (4.6%)
1011778 BC ULC
4.625%, 1/15/22§	282,000	282,705
4.250%, 5/15/24§	36,000	35,010
5.000%, 10/15/25§	173,000	166,997
Boyd Gaming Corp.
6.000%, 8/15/26	105,000	104,737
Eldorado Resorts, Inc.
7.000%, 8/1/23	200,000	209,000
6.000%, 9/15/26§	100,000	99,500
LTF Merger Sub, Inc.
8.500%, 6/15/23§	212,000	215,975
MGM Resorts International
8.625%, 2/1/19	85,000	85,000
6.625%, 12/15/21	18,000	19,012
Scientific Games International, Inc.
10.000%, 12/1/22	128,000	134,566
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	57,000	61,204
Stars Group Holdings BV
7.000%, 7/15/26§	103,000	104,576

		1,518,282

Household Durables (0.2%)
William Lyon Homes, Inc.
6.000%, 9/1/23	74,000	67,525

Multiline Retail (0.2%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	45,000	45,675

Specialty Retail (1.8%)
KGA Escrow LLC
7.500%, 8/15/23§	144,000	145,483
Party City Holdings, Inc.
6.625%, 8/1/26§	50,000	48,405
Penske Automotive Group, Inc.
5.750%, 10/1/22	78,000	78,975

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Staples, Inc.
8.500%, 9/15/25§	$352,000	$337,920

		610,783

Total Consumer Discretionary		2,591,813

Consumer Staples (5.8%)
Food & Staples Retailing (0.4%)
Rite Aid Corp.
6.125%, 4/1/23§	174,000	146,647

Food Products (2.9%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	83,000	79,887
JBS USA Lux SA
5.750%, 6/15/25§	108,000	107,730
6.750%, 2/15/28§	239,000	241,390
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	87,000	86,130
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	180,000	174,204
Post Holdings, Inc.
5.750%, 3/1/27§	202,000	197,920
5.625%, 1/15/28§	78,000	74,880

		962,141

Household Products (1.3%)
Central Garden & Pet Co.
6.125%, 11/15/23	86,000	88,258
Energizer Holdings, Inc.
7.750%, 1/15/27§	99,000	101,851
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	134,000	113,565
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	137,835

		441,509

Personal Products (1.2%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§	102,000	101,235
Prestige Brands, Inc.
5.375%, 12/15/21§	62,000	62,000
6.375%, 3/1/24§	221,000	220,447

		383,682

Total Consumer Staples		1,933,979

Energy (14.4%)
Energy Equipment & Services (0.6%)
Nabors Industries, Inc.
5.500%, 1/15/23	97,000	87,542
Precision Drilling Corp.
7.750%, 12/15/23	106,000	102,428

		189,970

Oil, Gas & Consumable Fuels (13.8%)
American Midstream Partners LP
9.500%, 12/15/21(e)§	270,000	251,100
Antero Resources Corp.
5.625%, 6/1/23	117,000	118,462
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	153,000	163,526
7.000%, 11/1/26§	178,000	171,770
Berry Petroleum Co. LLC
7.000%, 2/15/26§	75,000	72,750
Blue Racer Midstream LLC
6.125%, 11/15/22§	246,000	248,460
6.625%, 7/15/26§	132,000	130,020
Calumet Specialty Products Partners LP
7.625%, 1/15/22	181,000	165,163
Chesapeake Energy Corp.
7.000%, 10/1/24	98,000	95,677
Crestwood Midstream Partners LP
6.250%, 4/1/23	164,000	165,443
CrownRock LP
5.625%, 10/15/25§	174,000	167,040
Delek Logistics Partners LP
6.750%, 5/15/25	175,000	172,813
Genesis Energy LP
5.625%, 6/15/24	136,000	124,100
6.500%, 10/1/25	213,000	201,818
Gulfport Energy Corp.
6.375%, 1/15/26	138,000	128,340
Hilcorp Energy I LP
6.250%, 11/1/28§	178,000	174,084
Holly Energy Partners LP
6.000%, 8/1/24§	74,000	74,925
Parsley Energy LLC
6.250%, 6/1/24§	166,000	170,133
5.625%, 10/15/27§	96,000	95,165
PBF Holding Co. LLC
7.000%, 11/15/23	94,000	94,329
PBF Logistics LP
6.875%, 5/15/23	264,000	269,623
Range Resources Corp.
5.750%, 6/1/21	85,000	85,425
SemGroup Corp.
5.625%, 7/15/22	154,000	146,300
5.625%, 11/15/23	100,000	93,000
SM Energy Co.
6.750%, 9/15/26	98,000	96,795
Southern Star Central Corp.
5.125%, 7/15/22§	190,000	185,471
Southwestern Energy Co.
7.750%, 10/1/27	125,000	128,363
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	144,750
Targa Resources Partners LP
6.750%, 3/15/24	207,000	215,539
TransMontaigne Partners LP
6.125%, 2/15/26	124,000	113,460
Whiting Petroleum Corp.
6.625%, 1/15/26	64,000	62,720
WPX Energy, Inc.
5.750%, 6/1/26	98,000	97,510

		4,624,074

Total Energy		4,814,044

Financials (2.6%)
Capital Markets (0.6%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	148,000	147,630
MSCI, Inc.
5.375%, 5/15/27§	66,000	66,825

		214,455

Consumer Finance (0.8%)
Ally Financial, Inc.
4.625%, 5/19/22	92,000	93,794
Curo Group Holdings Corp.
8.250%, 9/1/25§	74,000	62,808
Enova International, Inc.
8.500%, 9/1/24§	110,000	98,862

		255,464

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (0.6%)
Refinitiv US Holdings, Inc.
8.250%, 11/15/26§	$74,000	$69,375
Verscend Escrow Corp.
9.750%, 8/15/26§	120,000	120,816

		190,191

Insurance (0.3%)
Acrisure LLC
8.125%, 2/15/24§	100,000	101,750

Thrifts & Mortgage Finance (0.3%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	128,000	117,120

Total Financials		878,980

Health Care (12.3%)
Biotechnology (0.7%)
Sotera Health Topco, Inc.
8.125%, 11/1/21 PIK§	222,000	221,445

Health Care Equipment & Supplies (0.6%)
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§	82,000	84,255
Sotera Health Holdings LLC
6.500%, 5/15/23§	132,000	133,485

		217,740

Health Care Providers & Services (8.0%)
Centene Corp.
6.125%, 2/15/24	159,000	166,553
Envision Healthcare Corp.
8.750%, 10/15/26§	128,000	116,723
HCA, Inc.
7.500%, 2/15/22	247,000	270,465
7.690%, 6/15/25	91,000	100,555
5.875%, 2/15/26	64,000	67,520
5.875%, 2/1/29	112,000	117,074
MEDNAX, Inc.
6.250%, 1/15/27§	104,000	104,260
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	98,000	97,343
NVA Holdings, Inc.
6.875%, 4/1/26§	185,000	176,620
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	224,000	215,880
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	95,000	96,425
6.750%, 7/1/25§	147,000	135,241
Syneos Health, Inc.
7.500%, 10/1/24§	158,000	166,500
Team Health Holdings, Inc.
6.375%, 2/1/25§	182,000	148,330
Tenet Healthcare Corp.
7.500%, 1/1/22§	253,000	261,779
5.125%, 5/1/25	97,000	94,779
7.000%, 8/1/25	87,000	84,172
WellCare Health Plans, Inc.
5.375%, 8/15/26§	118,000	119,770
West Street Merger Sub, Inc.
6.375%, 9/1/25§	142,000	128,510

		2,668,499

Health Care Technology (0.6%)
IQVIA, Inc.
4.875%, 5/15/23§	184,000	185,725

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.
5.500%, 4/1/26§	114,000	116,850

Pharmaceuticals (2.1%)
Bausch Health Cos., Inc.
6.125%, 4/15/25§	184,000	173,880
5.500%, 11/1/25§	149,000	148,255
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	39,000	37,586
Endo Finance LLC
7.250%, 1/15/22§	106,000	99,905
Valeant Pharmaceuticals International, Inc.
9.250%, 4/1/26§	216,000	231,790

		691,416

Total Health Care		4,101,675

Industrials (15.6%)
Aerospace & Defense (3.1%)
Bombardier, Inc.
8.750%, 12/1/21§	97,000	103,092
7.500%, 12/1/24§	167,000	161,990
TransDigm, Inc.
5.500%, 10/15/20	195,000	195,253
6.000%, 7/15/22	142,000	143,065
6.250%, 3/15/26§	167,000	169,505
6.375%, 6/15/26	115,000	110,757
Triumph Group, Inc.
7.750%, 8/15/25	169,000	143,650

		1,027,312

Building Products (2.0%)
Masonite International Corp.
5.625%, 3/15/23§	28,000	28,289
Standard Industries, Inc.
5.500%, 2/15/23§	236,000	238,360
6.000%, 10/15/25§	132,000	132,825
Summit Materials LLC
6.125%, 7/15/23	272,000	273,958

		673,432

Commercial Services & Supplies (3.4%)
ACCO Brands Corp.
5.250%, 12/15/24§	157,000	153,075
Hulk Finance Corp.
7.000%, 6/1/26§	185,000	171,162
Matthews International Corp.
5.250%, 12/1/25§	85,000	80,750
Multi-Color Corp.
6.125%, 12/1/22§	163,000	163,864
4.875%, 11/1/25§	184,000	174,800
Nielsen Finance LLC
5.000%, 4/15/22§	170,000	169,830
Prime Security Services Borrower LLC
9.250%, 5/15/23§	207,000	219,420

		1,132,901

Construction & Engineering (0.8%)
AECOM
5.125%, 3/15/27	108,000	102,330
AECOM Global II LLC
5.000%, 4/1/22(e)	95,000	95,000
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	87,000	82,215

		279,545

Machinery (1.7%)
EnPro Industries, Inc.
5.750%, 10/15/26§	114,000	113,145

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
Mueller Water Products, Inc.
5.500%, 6/15/26§	$52,000	$52,197
Novelis Corp.
6.250%, 8/15/24§	29,000	29,038
5.875%, 9/30/26§	74,000	71,410
Welbilt, Inc.
9.500%, 2/15/24	272,000	291,720

		557,510

Professional Services (1.2%)
IHS Markit Ltd.
5.000%, 11/1/22§	41,000	41,849
Jaguar Holding Co. II
6.375%, 8/1/23§	342,000	340,290

		382,139

Road & Rail (3.0%)
DAE Funding LLC
5.250%, 11/15/21§	100,000	100,910
5.000%, 8/1/24§	174,000	171,607
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	342,000	327,892
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	132,000	133,901
Watco Cos. LLC
6.375%, 4/1/23§	276,000	276,718

		1,011,028

Trading Companies & Distributors (0.4%)
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	58,000	59,595
International Lease Finance Corp.
6.250%, 5/15/19	80,000	80,649

		140,244

Total Industrials		5,204,111

Information Technology (10.6%)
Communications Equipment (0.4%)
CommScope Technologies LLC
6.000%, 6/15/25§	156,000	146,718

Electronic Equipment, Instruments & Components (0.7%)
Anixter, Inc.
6.000%, 12/1/25§	84,000	85,890
Itron, Inc.
5.000%, 1/15/26§	138,000	131,747

		217,637

IT Services (3.4%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	275,000	274,312
Exela Intermediate LLC
10.000%, 7/15/23§	196,000	195,510
First Data Corp.
5.375%, 8/15/23§	32,000	32,579
Gartner, Inc.
5.125%, 4/1/25§	68,000	67,660
GTT Communications, Inc.
7.875%, 12/31/24§	176,000	154,880
Unisys Corp.
10.750%, 4/15/22§	85,000	92,684
Zayo Group LLC
6.000%, 4/1/23	145,000	145,725
5.750%, 1/15/27§	184,000	177,781

		1,141,131

Software (3.8%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	135,000	138,375
CDK Global, Inc.
5.875%, 6/15/26	82,000	83,870
Change Healthcare Holdings LLC
5.750%, 3/1/25§	246,000	234,930
HNA Ecotech Panorama Cayman Co. Ltd.
8.000%, 4/15/21§	120,000	115,042
Informatica LLC
7.125%, 7/15/23§	116,000	116,290
Solera LLC
10.500%, 3/1/24§	238,000	257,337
Sophia LP
9.000%, 9/30/23§	318,000	325,950

		1,271,794

Technology Hardware, Storage & Peripherals (2.3%)
Dell International LLC
5.875%, 6/15/21(b)§	320,000	326,112
7.125%, 6/15/24§	161,000	170,032
Everi Payments, Inc.
7.500%, 12/15/25§	120,000	118,464
NCR Corp.
4.625%, 2/15/21	125,000	123,437
5.875%, 12/15/21	43,000	43,108

		781,153

Total Information Technology		3,558,433

Materials (7.9%)
Chemicals (4.9%)
Ashland LLC
4.750%, 8/15/22	80,000	80,200
Blue Cube Spinco LLC
10.000%, 10/15/25	190,000	217,550
Huntsman International LLC
4.875%, 11/15/20	72,000	73,260
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	191,900
Koppers, Inc.
6.000%, 2/15/25§	149,000	134,100
NOVA Chemicals Corp.
4.875%, 6/1/24§	119,000	113,645
Nufarm Australia Ltd.
5.750%, 4/30/26§	210,000	192,150
PQ Corp.
6.750%, 11/15/22§	161,000	168,326
5.750%, 12/15/25§	136,000	128,860
Rayonier AM Products, Inc.
5.500%, 6/1/24§	214,000	193,477
Starfruit Finco BV
8.000%, 10/1/26§	150,000	149,625

		1,643,093

Containers & Packaging (3.0%)
Berry Global, Inc.
5.500%, 5/15/22	96,000	96,384
5.125%, 7/15/23	124,000	124,347
BWAY Holding Co.
5.500%, 4/15/24§	118,000	115,274
7.250%, 4/15/25§	304,000	279,300
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	139,000	132,050
Owens-Brockway Glass Container, Inc.
5.000%, 1/15/22§	66,000	66,413
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	96,911	97,279

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
W/S Packaging Holdings, Inc.
9.000%, 4/15/23§	$100,000	$100,500

		1,011,547

Total Materials		2,654,640

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	92,952
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27§	150,000	151,110
SBA Communications Corp. (REIT)
4.875%, 9/1/24	120,000	120,156

		364,218

Real Estate Management & Development (0.8%)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	102,000	100,470
Howard Hughes Corp. (The)
5.375%, 3/15/25§	166,000	165,120

		265,590

Total Real Estate		629,808

Total Corporate Bonds		32,132,983

Total Long-Term Debt Securities (96.1%) (Cost $32,717,145)		32,132,983

	Number of Rights
RIGHTS:
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., CVR(r)* (Cost $—)	329,000	—

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	299,859	299,919

Total Short-Term Investment (0.9%) (Cost $299,919)		299,919

Total Investments in Securities (97.0%) (Cost $33,017,064)		32,432,902
Other Assets Less Liabilities (3.0%)		986,078

Net Assets (100%)		$33,418,980

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2019, the market value of these securities amounted to $21,812,068 or 65.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2019, the market value of these securities amounted to $326,112 or 1.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2019. Maturity date disclosed is the ultimate maturity date.

(r)	Value determined using significant unobservable inputs.

Glossary:

CVR — Contingent Value Rights

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Communication Services	$—	$5,765,500	$—		$5,765,500
Consumer Discretionary	—	2,591,813	—		2,591,813
Consumer Staples	—	1,933,979	—		1,933,979
Energy	—	4,814,044	—		4,814,044
Financials	—	878,980	—		878,980
Health Care	—	4,101,675	—		4,101,675
Industrials	—	5,204,111	—		5,204,111
Information Technology	—	3,558,433	—		3,558,433
Materials	—	2,654,640	—		2,654,640
Real Estate	—	629,808	—		629,808
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	299,919	—	—		299,919

Total Assets	$299,919	$32,132,983	$—		$32,432,902

Total Liabilities	$—	$—	$—		$—

Total	$299,919	$32,132,983	$—		$32,432,902

(a)	Value is zero.

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,544
Aggregate gross unrealized depreciation	(824,279)

Net unrealized depreciation	$(585,735)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,018,637

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.9%)
Invesco S&P 500 High Dividend Low Volatility ETF	4,830	$199,865
Invesco S&P 500 Low Volatility ETF	4,020	199,633
Invesco S&P Emerging Markets Low Volatility ETF	7,280	177,778
Invesco S&P International Developed Low Volatility ETF	12,060	385,076
Invesco S&P MidCap Low Volatility ETF	4,150	197,623
Invesco S&P SmallCap Low Volatility ETF	2,080	96,304
iShares Edge MSCI Min Vol EAFE ETF	5,350	372,895
iShares Edge MSCI Min Vol Emerging Markets ETF	3,080	182,890
iShares Edge MSCI Min Vol Global ETF	9,460	808,262
iShares Edge MSCI Min Vol USA ETF	3,320	183,795
SPDR SSGA US Large Cap Low Volatility Index ETF	350	33,138
SPDR SSGA US Small Cap Low Volatility Index ETF	990	89,225

Total Investments in Securities (99.9%) (Cost $2,699,749)		2,926,484
Other Assets Less Liabilities (0.1%)		1,798

Net Assets (100%)		$2,928,282

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,926,484	$—	$—	$2,926,484

Total Assets	$2,926,484	$—	$—	$2,926,484

Total Liabilities	$—	$—	$—	$—

Total	$2,926,484	$—	$—	$2,926,484

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,815
Aggregate gross unrealized depreciation	(3,080)

Net unrealized appreciation	$226,735

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,699,749

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (45.1%)
IQ Merger Arbitrage ETF*	51,600	$1,667,196
JPMorgan Diversified Alternatives ETF*	70,820	1,748,546
ProShares Hedge Replication ETF	38,360	1,709,471
ProShares RAFI Long/Short‡	47,080	1,684,711
WisdomTree Managed Futures Strategy Fund	42,880	1,641,875

Total Alternatives		8,451,799

Commodity (16.4%)
Invesco DB Base Metals Fund	16,440	269,123
Invesco DB Commodity Index Tracking Fund	53,100	824,112
Invesco DB Gold Fund	32,790	1,330,618
Invesco DB Silver Fund	4,020	95,830
iShares Commodities Select Strategy ETF	17,150	552,058

Total Commodity		3,071,741

Equity (11.1%)
iShares Core US REIT ETF	18,320	918,198
iShares MSCI Global Agriculture Producers ETF	9,870	279,745
Vanguard Global ex-U.S. Real Estate ETF	15,370	881,777

Total Equity		2,079,720

Fixed Income (17.9%)
iShares TIPS Bond ETF	7,470	829,693
SPDR Bloomberg Barclays Convertible Securities ETF	33,950	1,715,494
Vanguard Short-Term Inflation-Protected Securities ETF	16,940	817,863

Total Fixed Income		3,363,050

Specialty (9.2%)
Invesco DB G10 Currency Harvest Fund‡	70,890	1,726,171

Total Investments in Securities (99.7%) (Cost $18,581,556)		18,692,481
Other Assets Less Liabilities (0.3%)		53,862

Net Assets (100%)		$18,746,343

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2019, were as follows:

Security Description	Shares at January 31, 2019	Market Value October 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2019 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
Invesco DB G10 Currency Harvest Fund	70,890	1,772,352	—	(36,591)	1,449	(11,039)	1,726,171	19,549	—
ProShares RAFI Long/Short	47,080	1,713,241	—	—	—	(28,530)	1,684,711	10,558	—

Total		3,485,593	—	(36,591)	1,449	(39,569)	3,410,882	30,107	—

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,692,481	$—	$—	$18,692,481

Total Assets	$18,692,481	$—	$—	$18,692,481

Total Liabilities	$—	$—	$—	$—

Total	$18,692,481	$—	$—	$18,692,481

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$506,607
Aggregate gross unrealized depreciation	(525,535)

Net unrealized depreciation	$(18,928)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,711,409

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.8%)
Invesco S&P 500 Low Volatility ETF	10,540	$523,416
Invesco S&P Emerging Markets Low Volatility ETF	2,880	70,330
Invesco S&P International Developed Low Volatility ETF	9,160	292,479
Invesco S&P MidCap Low Volatility ETF	5,760	274,291
Invesco S&P SmallCap Low Volatility ETF	2,920	135,196
iShares Core MSCI EAFE ETF	9,690	568,609
iShares Core MSCI Emerging Markets ETF	2,690	139,019
iShares Core S&P Total US Stock Market ETF	26,310	1,619,380
iShares Edge MSCI Min Vol EAFE ETF	4,060	282,982
iShares Edge MSCI Min Vol Emerging Markets ETF	1,070	63,537
iShares Edge MSCI Min Vol USA ETF	9,370	518,723
SPDR SSGA US Small Cap Low Volatility Index ETF	1,450	130,682

Total Equity		4,618,644

Fixed Income (44.9%)
iShares Core U.S. Aggregate Bond ETF	22,270	2,393,134
iShares TIPS Bond ETF	5,120	568,678
SPDR Bloomberg Barclays High Yield Bond ETF	7,430	262,651
Vanguard Short-Term Bond ETF	4,110	324,937
Vanguard Total International Bond ETF	4,650	254,774

Total Fixed Income		3,804,174

Total Investments in Securities (99.7%) (Cost $8,330,977)		8,422,818
Other Assets Less Liabilities (0.3%)		23,222

Net Assets (100%)		$8,446,040

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,422,818	$—	$—	$8,422,818

Total Assets	$8,422,818	$—	$—	$8,422,818

Total Liabilities	$—	$—	$—	$—

Total	$8,422,818	$—	$—	$8,422,818

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,921
Aggregate gross unrealized depreciation	(44,531)

Net unrealized appreciation	$87,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,335,428

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (59.6%)
Invesco S&P 500 Low Volatility ETF	20,230	$1,004,622
Invesco S&P Emerging Markets Low Volatility ETF	4,860	118,681
Invesco S&P International Developed Low Volatility ETF	17,840	569,631
Invesco S&P MidCap Low Volatility ETF	11,260	536,201
Invesco S&P SmallCap Low Volatility ETF	5,240	242,612
iShares Core MSCI EAFE ETF	17,320	1,016,338
iShares Core MSCI Emerging Markets ETF	4,710	243,413
iShares Core S&P Total US Stock Market ETF	48,260	2,970,403
iShares Edge MSCI Min Vol EAFE ETF	8,000	557,600
iShares Edge MSCI Min Vol Emerging Markets ETF	2,140	127,073
iShares Edge MSCI Min Vol USA ETF	16,760	927,834
SPDR SSGA US Small Cap Low Volatility Index ETF	2,770	249,648

Total Equity		8,564,056

Fixed Income (32.0%)
iShares Core U.S. Aggregate Bond ETF	32,230	3,463,436
iShares TIPS Bond ETF	6,280	697,520
SPDR Bloomberg Barclays High Yield Bond ETF	4,260	150,591
Vanguard Short-Term Bond ETF	2,150	169,979
Vanguard Total International Bond ETF	2,450	134,235

Total Fixed Income		4,615,761

Total Exchange Traded Funds (91.6%) (Cost $13,047,631)		13,179,817

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	48,397	48,406

Total Short-Term Investment (0.3%) (Cost $48,406)		48,406

Total Investments in Securities (91.9%) (Cost $13,096,037)		13,228,223
Other Assets Less Liabilities (8.1%)		1,161,622

Net Assets (100%)		$14,389,845

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,179,817	$—	$—	$13,179,817
Short-Term Investment
Investment Company	48,406	—	—	48,406

Total Assets	$13,228,223	$—	$—	$13,228,223

Total Liabilities	$—	$—	$—	$—

Total	$13,228,223	$—	$—	$13,228,223

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,212
Aggregate gross unrealized depreciation	(68,168)

Net unrealized appreciation	$131,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,097,179

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (72.7%)
Invesco S&P 500 Low Volatility ETF	7,240	$359,538
Invesco S&P Emerging Markets Low Volatility ETF	2,010	49,084
Invesco S&P International Developed Low Volatility ETF	6,350	202,755
Invesco S&P MidCap Low Volatility ETF	4,390	209,052
Invesco S&P SmallCap Low Volatility ETF	1,930	89,359
iShares Core MSCI EAFE ETF	6,920	406,066
iShares Core MSCI Emerging Markets ETF	1,640	84,755
iShares Core S&P Total US Stock Market ETF	17,780	1,094,359
iShares Edge MSCI Min Vol EAFE ETF	2,830	197,251
iShares Edge MSCI Min Vol Emerging Markets ETF	690	40,972
iShares Edge MSCI Min Vol USA ETF	6,310	349,322
SPDR SSGA US Small Cap Low Volatility Index ETF	970	87,422

Total Equity		3,169,935

Fixed Income (27.2%)
iShares Core U.S. Aggregate Bond ETF	9,350	1,004,751
iShares TIPS Bond ETF	1,610	178,823

Total Fixed Income		1,183,574

Total Investments in Securities (99.9%) (Cost $4,207,274)		4,353,509
Other Assets Less Liabilities (0.1%)		4,588

Net Assets (100%)		$4,358,097

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,353,509	$—	$—	$4,353,509

Total Assets	$4,353,509	$—	$—	$4,353,509

Total Liabilities	$—	$—	$—	$—

Total	$4,353,509	$—	$—	$4,353,509

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,895
Aggregate gross unrealized depreciation	(14,660)

Net unrealized appreciation	$146,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,207,274

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (77.2%)
Invesco S&P 500 Low Volatility ETF	12,150	$603,369
Invesco S&P Emerging Markets Low Volatility ETF	3,350	81,807
Invesco S&P International Developed Low Volatility ETF	10,550	336,861
Invesco S&P MidCap Low Volatility ETF	7,140	340,007
Invesco S&P SmallCap Low Volatility ETF	3,090	143,067
iShares Core MSCI EAFE ETF	10,730	629,636
iShares Core MSCI Emerging Markets ETF	3,110	160,725
iShares Core S&P Total US Stock Market ETF	28,920	1,780,026
iShares Edge MSCI Min Vol EAFE ETF	4,600	320,620
iShares Edge MSCI Min Vol Emerging Markets ETF	1,450	86,101
iShares Edge MSCI Min Vol USA ETF	9,450	523,152
SPDR SSGA US Small Cap Low Volatility Index ETF	1,620	146,004

Total Equity		5,151,375

Fixed Income (22.0%)
iShares Core U.S. Aggregate Bond ETF	12,110	1,301,341
iShares TIPS Bond ETF	1,490	165,494

Total Fixed Income		1,466,835

Total Investments in Securities (99.2%) (Cost $6,506,745)		6,618,210
Other Assets Less Liabilities (0.8%)		55,425

Net Assets (100%)		$6,673,635

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,618,210	$—	$—	$6,618,210

Total Assets	$6,618,210	$—	$—	$6,618,210

Total Liabilities	$—	$—	$—	$—

Total	$6,618,210	$—	$—	$6,618,210

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,062
Aggregate gross unrealized depreciation	(39,597)

Net unrealized appreciation	$111,465

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,506,745

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (82.5%)
Invesco S&P 500 Low Volatility ETF	5,770	$286,538
Invesco S&P Emerging Markets Low Volatility ETF	1,360	33,211
Invesco S&P International Developed Low Volatility ETF	4,960	158,373
Invesco S&P MidCap Low Volatility ETF	3,200	152,384
Invesco S&P SmallCap Low Volatility ETF	1,560	72,228
iShares Core MSCI EAFE ETF	5,260	308,657
iShares Core MSCI Emerging Markets ETF	1,370	70,802
iShares Core S&P Total US Stock Market ETF	13,940	858,007
iShares Edge MSCI Min Vol EAFE ETF	2,170	151,249
iShares Edge MSCI Min Vol Emerging Markets ETF	580	34,440
iShares Edge MSCI Min Vol USA ETF	5,090	281,782
SPDR SSGA US Small Cap Low Volatility Index ETF	740	66,693

Total Equity		2,474,364

Fixed Income (17.3%)
iShares Core U.S. Aggregate Bond ETF	4,140	444,884
iShares TIPS Bond ETF	680	75,528

Total Fixed Income		520,412

Total Investments in Securities (99.8%) (Cost $2,788,594)		2,994,776
Other Assets Less Liabilities (0.2%)		5,137

Net Assets (100%)		$2,999,913

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,994,776	$—	$—	$2,994,776

Total Assets	$2,994,776	$—	$—	$2,994,776

Total Liabilities	$—	$—	$—	$—

Total	$2,994,776	$—	$—	$2,994,776

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,829
Aggregate gross unrealized depreciation	(7,647)

Net unrealized appreciation	$206,182

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,788,594

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (87.0%)
Invesco S&P 500 Low Volatility ETF	8,170	$405,722
Invesco S&P Emerging Markets Low Volatility ETF	1,960	47,863
Invesco S&P International Developed Low Volatility ETF	6,630	211,696
Invesco S&P MidCap Low Volatility ETF	4,520	215,242
Invesco S&P SmallCap Low Volatility ETF	2,100	97,230
iShares Core MSCI EAFE ETF	7,080	415,455
iShares Core MSCI Emerging Markets ETF	2,030	104,910
iShares Core S&P Total US Stock Market ETF	19,930	1,226,692
iShares Edge MSCI Min Vol EAFE ETF	3,040	211,888
iShares Edge MSCI Min Vol Emerging Markets ETF	840	49,879
iShares Edge MSCI Min Vol USA ETF	7,380	408,557
SPDR SSGA US Small Cap Low Volatility Index ETF	1,040	93,731

Total Equity		3,488,865

Fixed Income (12.6%)
iShares Core U.S. Aggregate Bond ETF	4,000	429,840
iShares TIPS Bond ETF	690	76,638

Total Fixed Income		506,478

Total Investments in Securities (99.6%) (Cost $3,786,354)		3,995,343
Other Assets Less Liabilities (0.4%)		17,278

Net Assets (100%)		$4,012,621

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,995,343	$—	$—	$3,995,343

Total Assets	$3,995,343	$—	$—	$3,995,343

Total Liabilities	$—	$—	$—	$—

Total	$3,995,343	$—	$—	$3,995,343

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,490
Aggregate gross unrealized depreciation	(8,501)

Net unrealized appreciation	$208,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,786,354

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (92.6%)
Invesco S&P 500 Low Volatility ETF	6,650	$330,239
Invesco S&P Emerging Markets Low Volatility ETF	1,760	42,979
Invesco S&P International Developed Low Volatility ETF	5,430	173,380
Invesco S&P MidCap Low Volatility ETF	3,620	172,384
Invesco S&P SmallCap Low Volatility ETF	1,650	76,395
iShares Core MSCI EAFE ETF	5,880	345,039
iShares Core MSCI Emerging Markets ETF	1,690	87,339
iShares Core S&P Total US Stock Market ETF	16,560	1,019,268
iShares Edge MSCI Min Vol EAFE ETF	2,550	177,735
iShares Edge MSCI Min Vol Emerging Markets ETF	650	38,597
iShares Edge MSCI Min Vol USA ETF	5,920	327,731
SPDR SSGA US Small Cap Low Volatility Index ETF	900	81,113

Total Equity		2,872,199

Fixed Income (7.5%)
iShares Core U.S. Aggregate Bond ETF	1,840	197,727
iShares TIPS Bond ETF	310	34,432

Total Fixed Income		232,159

Total Investments in Securities (100.1%) (Cost $2,870,574)		3,104,358
Other Assets Less Liabilities (-0.1%)		(3,665)

Net Assets (100%)		$3,100,693

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,104,358	$—	$—	$3,104,358

Total Assets	$3,104,358	$—	$—	$3,104,358

Total Liabilities	$—	$—	$—	$—

Total	$3,104,358	$—	$—	$3,104,358

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,707
Aggregate gross unrealized depreciation	(3,923)

Net unrealized appreciation	$233,784

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,870,574

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (96.9%)
Invesco S&P 500 Low Volatility ETF	6,670	$331,232
Invesco S&P Emerging Markets Low Volatility ETF	1,700	41,514
Invesco S&P International Developed Low Volatility ETF	5,510	175,934
Invesco S&P MidCap Low Volatility ETF	3,630	172,861
Invesco S&P SmallCap Low Volatility ETF	1,690	78,247
iShares Core MSCI EAFE ETF	5,830	342,104
iShares Core MSCI Emerging Markets ETF	1,670	86,306
iShares Core S&P Total US Stock Market ETF	16,360	1,006,958
iShares Edge MSCI Min Vol EAFE ETF	2,510	174,947
iShares Edge MSCI Min Vol Emerging Markets ETF	710	42,160
iShares Edge MSCI Min Vol USA ETF	5,920	327,731
SPDR SSGA US Small Cap Low Volatility Index ETF	850	76,607

Total Equity		2,856,601

Fixed Income (2.9%)
iShares Core U.S. Aggregate Bond ETF	650	69,849
iShares TIPS Bond ETF	140	15,550

Total Fixed Income		85,399

Total Investments in Securities (99.8%) (Cost $2,691,989)		2,942,000
Other Assets Less Liabilities (0.2%)		5,534

Net Assets (100%)		$2,947,534

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,942,000	$—	$—	$2,942,000

Total Assets	$2,942,000	$—	$—	$2,942,000

Total Liabilities	$—	$—	$—	$—

Total	$2,942,000	$—	$—	$2,942,000

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,668
Aggregate gross unrealized depreciation	(2,657)

Net unrealized appreciation	$250,011

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,691,989

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.9%)
Invesco S&P 500 Low Volatility ETF	6,880	$341,661
Invesco S&P Emerging Markets Low Volatility ETF	1,580	38,584
Invesco S&P International Developed Low Volatility ETF	5,570	177,850
Invesco S&P MidCap Low Volatility ETF	3,740	178,099
Invesco S&P SmallCap Low Volatility ETF	1,710	79,173
iShares Core MSCI EAFE ETF	5,930	347,972
iShares Core MSCI Emerging Markets ETF	1,560	80,621
iShares Core S&P Total US Stock Market ETF	16,580	1,020,499
iShares Edge MSCI Min Vol EAFE ETF	2,540	177,038
iShares Edge MSCI Min Vol Emerging Markets ETF	650	38,597
iShares Edge MSCI Min Vol USA ETF	6,090	337,142
SPDR SSGA US Small Cap Low Volatility Index ETF	870	78,409

Total Investments in Securities (99.9%) (Cost $2,638,839)		2,895,645
Other Assets Less Liabilities (0.1%)		3,263

Net Assets (100%)		$2,898,908

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,895,645	$—	$—	$2,895,645

Total Assets	$2,895,645	$—	$—	$2,895,645

Total Liabilities	$—	$—	$—	$—

Total	$2,895,645	$—	$—	$2,895,645

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,547
Aggregate gross unrealized depreciation	(2,741)

Net unrealized appreciation	$256,806

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,638,839

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	2,737	$82,274
BCE, Inc.	1,200	52,175
Deutsche Telekom AG (Registered)	5,500	89,345
Elisa OYJ	600	25,111
Nippon Telegraph & Telephone Corp.	900	38,629
Swisscom AG (Registered)	120	57,519
Telenor ASA	1,900	35,946
Telia Co. AB	4,000	17,434
Verizon Communications, Inc.	2,900	159,674

		558,107

Entertainment (0.6%)
Vivendi SA	800	20,395
Walt Disney Co. (The)	700	78,064

		98,459

Interactive Media & Services (0.1%)
Alphabet, Inc., Class A*	20	22,518

Media (0.9%)
Comcast Corp., Class A	2,900	106,053
Omnicom Group, Inc.	800	62,304

		168,357

Wireless Telecommunication Services (1.0%)
KDDI Corp.	2,000	50,047
NTT DOCOMO, Inc.	2,700	64,652
Rogers Communications, Inc., Class B	1,000	54,097

		168,796

Total Communication Services		1,016,237

Consumer Discretionary (7.4%)
Auto Components (0.1%)
Bridgestone Corp.	600	23,078

Automobiles (0.4%)
Bayerische Motoren Werke AG	600	50,449
Suzuki Motor Corp.	300	15,634

		66,083

Hotels, Restaurants & Leisure (2.7%)
Compass Group plc	1,923	41,143
Darden Restaurants, Inc.	200	20,986
Domino’s Pizza, Inc.	100	28,373
Hilton Worldwide Holdings, Inc.	300	22,344
McDonald’s Corp.	800	143,024
Restaurant Brands International, Inc.	500	31,341
Starbucks Corp.	1,700	115,838
Vail Resorts, Inc.	100	18,826
Yum! Brands, Inc.	700	65,786

		487,661

Multiline Retail (0.6%)
Dollar General Corp.	500	57,715
Target Corp.	500	36,500
Wesfarmers Ltd.	500	11,707

		105,922

Specialty Retail (2.8%)
Burlington Stores, Inc.*	100	17,171
Home Depot, Inc. (The)	700	128,471
Industria de Diseno Textil SA	2,000	55,784
Lowe’s Cos., Inc.	600	57,696
Nitori Holdings Co. Ltd.	100	13,006
O’Reilly Automotive, Inc.*	200	68,932
Ross Stores, Inc.	400	36,848
TJX Cos., Inc. (The)	2,400	119,352

		497,260

Textiles, Apparel & Luxury Goods (0.8%)
Gildan Activewear, Inc.	800	27,075
LVMH Moet Hennessy Louis Vuitton SE	200	64,236
VF Corp.	700	58,919

		150,230

Total Consumer Discretionary		1,330,234

Consumer Staples (13.7%)
Beverages (3.9%)
Brown-Forman Corp., Class B	500	23,625
Coca-Cola Co. (The)	4,300	206,959
Constellation Brands, Inc., Class A	100	17,366
Diageo plc	2,400	91,515
Heineken NV	800	71,907
Kirin Holdings Co. Ltd.	1,000	23,800
Monster Beverage Corp.*	500	28,620
PepsiCo, Inc.	1,800	202,806
Pernod Ricard SA	200	33,220

		699,818

Food & Staples Retailing (2.4%)
Alimentation Couche-Tard, Inc., Class B	300	16,297
Costco Wholesale Corp.	600	128,778
Koninklijke Ahold Delhaize NV	800	21,098
Loblaw Cos. Ltd.	300	14,528
Metro, Inc.	600	21,813
Seven & i Holdings Co. Ltd.	900	39,175
Sysco Corp.	1,200	76,620
Walgreens Boots Alliance, Inc.	600	43,356
Walmart, Inc.	200	19,166
Woolworths Group Ltd.	2,200	47,021

		427,852

Food Products (2.7%)
Archer-Daniels-Midland Co.	800	35,920
General Mills, Inc.	1,600	71,104
Hershey Co. (The)	400	42,440
Hormel Foods Corp.	400	16,928
Kellogg Co.	900	53,109
McCormick & Co., Inc. (Non-Voting)	300	37,092
Mondelez International, Inc., Class A	2,400	111,024
Nestle SA (Registered)	1,400	121,941

		489,558

Household Products (2.8%)
Church & Dwight Co., Inc.	400	25,844
Clorox Co. (The)	300	44,514
Colgate-Palmolive Co.	1,300	84,084
Henkel AG & Co. KGaA (Preference)(q)	420	40,815
Kimberly-Clark Corp.	800	89,104
Procter & Gamble Co. (The)	2,200	212,234

		496,595

Personal Products (1.9%)
Beiersdorf AG	180	17,982
Estee Lauder Cos., Inc. (The), Class A	300	40,926
Kao Corp.	500	35,236
L’Oreal SA	270	65,047
Unilever NV (CVA)	2,000	106,847

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	1,300	$68,106

		334,144

Total Consumer Staples		2,447,967

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Caltex Australia Ltd.	900	17,578
Eni SpA	1,400	23,711
Exxon Mobil Corp.	2,000	146,560
Phillips 66	400	38,164
Snam SpA	6,000	28,650
TOTAL SA	1,400	76,822
Valero Energy Corp.	300	26,346

Total Energy		357,831

Financials (18.9%)
Banks (7.7%)
Aozora Bank Ltd.	1,000	30,768
Bank Hapoalim BM	4,000	27,110
Bank Leumi Le-Israel BM	3,000	19,816
Bank of Montreal	1,400	102,479
Bank of Nova Scotia (The)	1,300	74,006
Bankinter SA	2,000	15,601
BB&T Corp.	800	39,040
Canadian Imperial Bank of Commerce	700	59,353
Citizens Financial Group, Inc.	600	20,352
Commonwealth Bank of Australia	1,200	61,100
DNB ASA	900	15,970
Hang Seng Bank Ltd.	1,400	32,338
JPMorgan Chase & Co.	300	31,050
KBC Group NV	200	13,575
M&T Bank Corp.	200	32,908
Mizrahi Tefahot Bank Ltd.	1,800	33,485
National Bank of Canada	900	42,330
Oversea-Chinese Banking Corp. Ltd.	3,000	25,689
PNC Financial Services Group, Inc. (The)	700	85,869
Royal Bank of Canada	1,900	144,631
Skandinaviska Enskilda Banken AB, Class A	6,000	62,911
SunTrust Banks, Inc.	700	41,594
Svenska Handelsbanken AB, Class A	4,000	43,439
Swedbank AB, Class A	2,600	58,966
Toronto-Dominion Bank (The)	2,900	163,324
United Overseas Bank Ltd.	1,000	18,742
US Bancorp	1,800	92,088

		1,388,534

Capital Markets (3.5%)
Ameriprise Financial, Inc.	300	37,980
ASX Ltd.	400	18,553
Bank of New York Mellon Corp. (The)	1,100	57,552
BlackRock, Inc.	100	41,508
Brookfield Asset Management, Inc., Class A	1,300	55,940
CME Group, Inc.	300	54,684
Deutsche Boerse AG	400	53,236
Intercontinental Exchange, Inc.	1,000	76,760
MSCI, Inc.	300	51,081
Nasdaq, Inc.	200	17,608
Northern Trust Corp.	400	35,384
S&P Global, Inc.	500	95,825
T. Rowe Price Group, Inc.	300	28,038

		624,149

Consumer Finance (0.4%)
Ally Financial, Inc.	800	20,848
American Express Co.	200	20,540
Discover Financial Services	400	26,996

		68,384

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	600	123,324

Insurance (6.6%)
Aflac, Inc.	600	28,620
Allianz SE (Registered)	500	105,827
Allstate Corp. (The)	900	79,083
American Financial Group, Inc.	400	38,156
Aon plc	400	62,492
Arch Capital Group Ltd.*	600	17,610
Cincinnati Financial Corp.	300	24,336
Everest Re Group Ltd.	100	21,905
Hartford Financial Services Group, Inc. (The)	400	18,768
Intact Financial Corp.	300	23,713
Legal & General Group plc	8,000	27,247
Lincoln National Corp.	400	23,396
Manulife Financial Corp.	2,200	35,345
Marsh & McLennan Cos., Inc.	1,300	114,647
Medibank Pvt Ltd.	8,700	16,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	250	55,632
Progressive Corp. (The)	1,600	107,664
Prudential Financial, Inc.	400	36,856
Reinsurance Group of America, Inc.	100	14,445
Sampo OYJ, Class A	1,600	73,237
Sun Life Financial, Inc.	2,000	72,149
Swiss Life Holding AG (Registered)*	100	41,248
Travelers Cos., Inc. (The)	200	25,108
Willis Towers Watson plc	300	48,837
Zurich Insurance Group AG*	200	62,822

		1,175,737

Total Financials		3,380,128

Health Care (11.7%)
Biotechnology (0.5%)
AbbVie, Inc.	800	64,232
CSL Ltd.	200	28,417

		92,649

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	800	57,992
Coloplast A/S, Class B	200	18,269
Danaher Corp.	500	55,460
Edwards Lifesciences Corp.*	200	34,084
Hoya Corp.	400	23,161
IDEXX Laboratories, Inc.*	200	42,556
Intuitive Surgical, Inc.*	100	52,364
Medtronic plc	1,600	141,424
Stryker Corp.	600	106,542

		531,852

Health Care Providers & Services (2.8%)
Anthem, Inc.	200	60,600
Cigna Corp.	121	24,177
CVS Health Corp.	700	45,885
Fresenius Medical Care AG & Co. KGaA	200	14,748
HCA Healthcare, Inc.	400	55,772
Humana, Inc.	300	92,697
McKesson Corp.	100	12,825

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	700	$189,140

		495,844

Health Care Technology (0.1%)
Cerner Corp.*	300	16,473

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc. *	100	63,816
Thermo Fisher Scientific, Inc.	200	49,134

		112,950

Pharmaceuticals (4.7%)
Astellas Pharma, Inc.	3,000	44,376
Eli Lilly & Co.	1,000	119,860
Johnson & Johnson	1,200	159,696
Merck & Co., Inc.	1,900	141,417
Novo Nordisk A/S, Class B	800	37,518
Otsuka Holdings Co. Ltd.	400	16,413
Pfizer, Inc.	3,300	140,085
Roche Holding AG	320	85,000
Shionogi & Co. Ltd.	300	18,423
Takeda Pharmaceutical Co. Ltd.	500	20,173
Zoetis, Inc.	700	60,312

		843,273

Total Health Care		2,093,041

Industrials (15.6%)
Aerospace & Defense (3.7%)
BAE Systems plc	4,500	30,231
Boeing Co. (The)	200	77,124
General Dynamics Corp.	500	85,585
Lockheed Martin Corp.	400	115,876
MTU Aero Engines AG	100	21,539
Northrop Grumman Corp.	400	110,220
Raytheon Co.	600	98,856
Safran SA	400	52,564
Thales SA	200	22,176
United Technologies Corp.	500	59,035

		673,206

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	800	55,440
FedEx Corp.	100	17,757
United Parcel Service, Inc., Class B	900	94,860

		168,057

Building Products (0.8%)
Assa Abloy AB, Class B	1,200	22,360
Daikin Industries Ltd.	200	21,619
Geberit AG (Registered)	140	54,729
Johnson Controls International plc	500	16,885
Lennox International, Inc.	100	22,928

		138,521

Commercial Services & Supplies (1.2%)
Brambles Ltd.	5,100	39,497
Cintas Corp.	200	37,502
Copart, Inc.*	300	15,189
Dai Nippon Printing Co. Ltd.	1,000	23,108
Republic Services, Inc.	400	30,684
Waste Management, Inc.	800	76,536

		222,516

Construction & Engineering (0.6%)
HOCHTIEF AG	120	17,926
Obayashi Corp.	2,000	18,978
Vinci SA	500	44,080
WSP Global, Inc.	400	20,530

		101,514

Electrical Equipment (0.1%)
Legrand SA	300	17,806

Industrial Conglomerates (1.8%)
3M Co.	500	100,150
Honeywell International, Inc.	800	114,904
Roper Technologies, Inc.	200	56,652
Siemens AG (Registered)	420	46,048

		317,754

Machinery (1.9%)
ANDRITZ AG	300	14,812
Atlas Copco AB, Class A*	1,500	39,022
Epiroc AB, Class A*	2,000	19,240
Fortive Corp.	800	59,992
Hoshizaki Corp.	300	21,355
Illinois Tool Works, Inc.	500	68,655
Ingersoll-Rand plc	500	50,020
Kone OYJ, Class B	600	29,133
Sandvik AB	2,000	31,886

		334,115

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	24,371

Professional Services (0.8%)
SGS SA (Registered)	17	41,032
TransUnion	300	18,246
Verisk Analytics, Inc.*	400	46,964
Wolters Kluwer NV	600	37,387

		143,629

Road & Rail (2.0%)
Canadian National Railway Co.	800	66,761
Canadian Pacific Railway Ltd.	100	20,496
DSV A/S	300	23,920
East Japan Railway Co.	300	27,748
Hankyu Hanshin Holdings, Inc.	1,000	35,652
Kintetsu Group Holdings Co. Ltd.	1,000	43,575
MTR Corp. Ltd.	4,000	22,338
Odakyu Electric Railway Co. Ltd.	2,000	44,908
Union Pacific Corp.	500	79,535

		364,933

Trading Companies & Distributors (1.3%)
Bunzl plc	600	18,904
Fastenal Co.	500	30,230
Ferguson plc	473	31,643
ITOCHU Corp.	1,500	27,439
Marubeni Corp.	3,000	23,333
Mitsubishi Corp.	1,200	35,061
Mitsui & Co. Ltd.	1,900	31,050
Sumitomo Corp.	2,300	35,525

		233,185

Transportation Infrastructure (0.4%)
Aena SME SA(m)	270	46,627
Sydney Airport	4,000	19,091

		65,718

Total Industrials		2,805,325

Information Technology (10.8%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	700	33,103
F5 Networks, Inc.*	100	16,095

		49,198

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	600	52,752
Hamamatsu Photonics KK	500	17,868
Hexagon AB, Class B	300	14,640

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Ltd.	600	$18,832
Keyence Corp.	100	51,374
Kyocera Corp.	400	22,465
TE Connectivity Ltd.	300	24,285

		202,216

IT Services (4.9%)
Accenture plc, Class A	800	122,840
Amadeus IT Group SA	700	50,857
Automatic Data Processing, Inc.	900	125,856
Broadridge Financial Solutions, Inc.	200	20,166
CGI Group, Inc., Class A*	600	39,668
Cognizant Technology Solutions Corp., Class A	800	55,744
Fidelity National Information Services, Inc.	300	31,359
Fiserv, Inc.*	1,000	82,930
Mastercard, Inc., Class A	500	105,565
Paychex, Inc.	600	42,480
PayPal Holdings, Inc.*	300	26,628
Visa, Inc., Class A	1,100	148,511
Worldpay, Inc.*	300	25,044

		877,648

Semiconductors & Semiconductor Equipment (1.3%)
ASML Holding NV	120	21,128
Intel Corp.	2,100	98,952
Texas Instruments, Inc.	1,100	110,748

		230,828

Software (1.9%)
Adobe, Inc.*	400	99,128
ANSYS, Inc.*	100	16,435
Intuit, Inc.	400	86,328
Oracle Corp.	1,100	55,253
SAP SE	900	92,959

		350,103

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	600	99,864
Canon, Inc.	1,300	37,204
FUJIFILM Holdings Corp.	700	30,012
Hewlett Packard Enterprise Co.	1,200	18,708
HP, Inc.	1,900	41,857

		227,645

Total Information Technology		1,937,638

Materials (1.5%)
Chemicals (1.3%)
Asahi Kasei Corp.	2,000	21,900
Chr Hansen Holding A/S	200	18,965
EMS-Chemie Holding AG (Registered)	60	29,999
Koninklijke DSM NV	306	28,668
Novozymes A/S, Class B	400	16,706
PPG Industries, Inc.	500	52,720
Shin-Etsu Chemical Co. Ltd.	300	25,318
Sika AG (Registered)	180	23,772
Symrise AG	300	24,932

		242,980

Containers & Packaging (0.1%)
Amcor Ltd.	1,800	17,887

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	600	17,349

Total Materials		278,216

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Alexandria Real Estate Equities, Inc. (REIT)	100	13,171
AvalonBay Communities, Inc. (REIT)	500	96,460
Dexus (REIT)	4,200	35,111
Equity Residential (REIT)	900	65,304
Essex Property Trust, Inc. (REIT)	100	27,120
Goodman Group (REIT)	3,500	29,694
GPT Group (The) (REIT)	5,300	22,358
H&R REIT (REIT)	1,400	23,643
Japan Retail Fund Investment Corp. (REIT)	9	18,436
Link REIT (REIT)	2,000	21,934
Mirvac Group (REIT)	13,600	23,750
Nippon Prologis REIT, Inc. (REIT)	10	21,813
Prologis, Inc. (REIT)	1,500	103,740
Public Storage (REIT)	200	42,504
Regency Centers Corp. (REIT)	300	19,500
Simon Property Group, Inc. (REIT)	600	109,272
Stockland (REIT)	11,900	32,738
Unibail-Rodamco-Westfield (REIT)	160	28,857
Vornado Realty Trust (REIT)	200	13,982
Welltower, Inc. (REIT)	300	23,247

		772,634

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	600	27,450
Daiwa House Industry Co. Ltd.	1,000	32,415
First Capital Realty, Inc.	2,200	34,357
Mitsui Fudosan Co. Ltd.	1,000	24,236

		118,458

Total Real Estate		891,092

Utilities (6.1%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.	400	31,648
Chubu Electric Power Co., Inc.	3,100	48,964
CLP Holdings Ltd.	2,000	23,268
Enel SpA	12,000	72,366
Eversource Energy	900	62,469
Iberdrola SA	9,000	74,223
Red Electrica Corp. SA	2,000	46,030
Terna Rete Elettrica Nazionale SpA	8,000	49,201

		408,169

Gas Utilities (1.1%)
Atmos Energy Corp.	500	48,815
Hong Kong & China Gas Co. Ltd.	15,730	34,154
Osaka Gas Co. Ltd.	2,000	39,449
Tokyo Gas Co. Ltd.	2,000	52,499
UGI Corp.	300	17,109

		192,026

Multi-Utilities (2.2%)
CenterPoint Energy, Inc.	2,200	68,024
CMS Energy Corp.	1,200	62,568
Consolidated Edison, Inc.	900	69,885
E.ON SE	4,000	44,328
National Grid plc	1,400	15,220
Public Service Enterprise Group, Inc.	1,300	70,915
Sempra Energy	600	70,188

		401,128

Water Utilities (0.5%)
American Water Works Co., Inc.	700	66,969

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

	Number of Shares	Value (Note 1)
Severn Trent plc	1,200	$31,466

		98,435

Total Utilities		1,099,758

Total Investments in Securities (98.4%) (Cost $15,870,860)		17,637,467
Other Assets Less Liabilities (1.6%)		280,522

Net Assets (100%)		$17,917,989

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2019, the market value of these securities amounted to $46,627 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.4%
Austria	0.1
Belgium	0.1
Canada	6.7
Denmark	0.6
Finland	0.8
France	2.4
Germany	3.8
Hong Kong	0.7
Israel	0.4
Italy	1.0
Japan	7.3
Netherlands	1.0
Norway	0.3
Singapore	0.2
Spain	1.6
Sweden	1.7
Switzerland	3.0
United Kingdom	2.4
United States	61.9
Cash and Other	1.6

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$617,159	$399,078	$—	$1,016,237
Consumer Discretionary	1,055,197	275,037	—	1,330,234
Consumer Staples	1,664,257	783,710	—	2,447,967
Energy	211,070	146,761	—	357,831
Financials	2,466,222	913,906	—	3,380,128
Health Care	1,786,543	306,498	—	2,093,041
Industrials	1,647,612	1,157,713	—	2,805,325
Information Technology	1,580,299	357,339	—	1,937,638
Materials	52,720	225,496	—	278,216
Real Estate	599,750	291,342	—	891,092
Utilities	568,590	531,168	—	1,099,758

Total Assets	$12,249,419	$5,388,048	$—	$17,637,467

Total Liabilities	$—	$—	$—	$—

Total	$12,249,419	$5,388,048	$—	$17,637,467

As of January 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,196,359
Aggregate gross unrealized depreciation	(445,110)

Net unrealized appreciation	$1,751,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,886,218

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Funds. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC, d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2019, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments in Securities, of the investments that applied these procedures on January 31, 2019 are as follows:

Funds:	Market Value	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$3,970,294	4.3%
1290 Global Talents	8,518,067	34.0
1290 SmartBeta Equity	5,388,048	30.5

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2019 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer
April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
April 1, 2019

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
April 1, 2019